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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.3%
Issuer	Shares	Value ($)
Communication Services 6.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	1,700,000	52,904,000
BCE, Inc.	650,000	28,925,000
Verizon Communications, Inc.	1,475,000	83,957,000
Total		165,786,000
Total Communication Services		165,786,000
Consumer Discretionary 7.3%
Automobiles 1.0%
General Motors Co.	700,000	27,636,000
Hotels, Restaurants & Leisure 4.1%
Carnival Corp.	240,000	13,862,400
Extended Stay America, Inc.	850,000	15,504,000
Las Vegas Sands Corp.	350,000	21,500,500
McDonald’s Corp.	265,000	48,717,600
Six Flags Entertainment Corp.	250,000	13,927,500
Total		113,512,000
Leisure Products 0.4%
Hasbro, Inc.	150,000	12,735,000
Specialty Retail 1.3%
Home Depot, Inc. (The)	115,000	21,291,100
Williams-Sonoma, Inc.	250,000	14,540,000
Total		35,831,100
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	420,000	14,674,800
Total Consumer Discretionary		204,388,900
Consumer Staples 12.0%
Beverages 3.0%
Molson Coors Brewing Co., Class B	225,000	13,873,500
PepsiCo, Inc.	605,000	69,962,200
Total		83,835,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 3.1%
ConAgra Foods, Inc.	950,000	22,201,500
General Mills, Inc.	625,000	29,456,250
Kellogg Co.	245,000	13,783,700
Mondelez International, Inc., Class A	450,000	21,222,000
Total		86,663,450
Household Products 2.9%
Procter & Gamble Co. (The)	825,000	81,303,750
Tobacco 3.0%
Philip Morris International, Inc.	950,000	82,593,000
Total Consumer Staples		334,395,900
Energy 12.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	550,000	14,509,000
Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	160,000	6,960,000
BP PLC, ADR	2,275,000	97,028,750
Chevron Corp.	800,000	95,664,000
Suncor Energy, Inc.	1,675,000	57,720,500
Valero Energy Corp.	490,000	39,964,400
Williams Companies, Inc. (The)	875,000	23,353,750
Total		320,691,400
Total Energy		335,200,400
Financials 11.2%
Banks 7.8%
Bank of America Corp.	950,000	27,626,000
BB&T Corp.	675,000	34,404,750
JPMorgan Chase & Co.	585,000	61,050,600
PacWest Bancorp	340,000	13,946,800
Wells Fargo & Co.	1,625,000	81,071,250
Total		218,099,400
Capital Markets 0.5%
Ares Capital Corp.	850,000	14,722,000
Columbia Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
MetLife, Inc.	450,000	20,335,500
Principal Financial Group, Inc.	600,000	31,584,000
Prudential Financial, Inc.	300,000	28,755,000
Total		80,674,500
Total Financials		313,495,900
Health Care 13.9%
Biotechnology 2.0%
AbbVie, Inc.	300,000	23,772,000
Gilead Sciences, Inc.	500,000	32,510,000
Total		56,282,000
Pharmaceuticals 11.9%
Bristol-Myers Squibb Co.	750,000	38,745,000
Johnson & Johnson	925,000	126,392,000
Merck & Co., Inc.	850,000	69,096,500
Pfizer, Inc.	2,225,000	96,453,750
Total		330,687,250
Total Health Care		386,969,250
Industrials 5.8%
Aerospace & Defense 2.1%
Boeing Co. (The)	67,500	29,697,300
Lockheed Martin Corp.	90,000	27,846,900
Total		57,544,200
Airlines 0.7%
Delta Air Lines, Inc.	415,000	20,575,700
Machinery 1.8%
Caterpillar, Inc.	200,000	27,468,000
Ingersoll-Rand PLC	210,000	22,167,600
Total		49,635,600
Road & Rail 1.2%
Union Pacific Corp.	207,500	34,797,750
Total Industrials		162,553,250
Information Technology 12.8%
Communications Equipment 3.8%
Cisco Systems, Inc.	2,025,000	104,834,250
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	825,000	28,718,250
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.5%
Automatic Data Processing, Inc.	95,000	14,537,850
International Business Machines Corp.	400,000	55,252,000
Total		69,789,850
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	150,000	41,304,000
Intel Corp.	550,000	29,128,000
Lam Research Corp.	230,000	40,500,700
Texas Instruments, Inc.	260,000	27,502,800
Total		138,435,500
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	300,000	15,090,000
Total Information Technology		356,867,850
Materials 2.5%
Chemicals 2.5%
DowDuPont, Inc.	750,000	39,922,500
Nutrien Ltd.	525,000	28,581,000
Total		68,503,500
Total Materials		68,503,500
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	210,000	28,536,900
Digital Realty Trust, Inc.	190,000	21,492,800
Duke Realty Corp.	690,000	20,403,300
Total		70,433,000
Total Real Estate		70,433,000
Utilities 6.3%
Electric Utilities 4.0%
American Electric Power Co., Inc.	425,000	34,488,750
Edison International	225,000	13,475,250
Entergy Corp.	375,000	34,998,750
Xcel Energy, Inc.	515,000	28,252,900
Total		111,215,650

2	Columbia Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.3%
Ameren Corp.	400,000	28,496,000
DTE Energy Co.	115,000	14,209,400
NiSource, Inc.	750,000	20,235,000
Total		62,940,400
Total Utilities		174,156,050
Total Common Stocks (Cost $2,160,645,539)		2,572,750,000

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	14,000,000	13,446,426
Total Convertible Bonds (Cost $14,077,872)			13,446,426

Convertible Preferred Stocks 5.4%
Issuer		Shares	Value ($)
Health Care 1.9%
Health Care Equipment & Supplies 1.9%
Becton Dickinson and Co.	6.125%	450,000	27,765,000
Danaher Corp.	4.750%	27,000	27,592,920
Total			55,357,920
Total Health Care			55,357,920
Industrials 1.0%
Machinery 1.0%
Fortive Corp.	5.000%	26,500	27,551,713
Total Industrials			27,551,713
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	25,000	27,739,498
Total Real Estate			27,739,498
Utilities 1.5%
Multi-Utilities 1.5%
CenterPoint Energy, Inc.	7.000%	250,000	13,074,325
DTE Energy Co.	6.500%	515,000	28,544,030
Total			41,618,355
Total Utilities			41,618,355
Total Convertible Preferred Stocks (Cost $146,489,674)			152,267,486

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	18,697,295	18,695,425
Total Money Market Funds (Cost $18,695,425)		18,695,425
Total Investments in Securities (Cost: $2,339,908,510)		2,757,159,337
Other Assets & Liabilities, Net		29,938,170
Net Assets		2,787,097,507

Columbia Dividend Opportunity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $13,446,426, which represents 0.48% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	48,106,325	1,092,965,305	(1,122,374,335)	18,697,295	17,913	(4,810)	702,385	18,695,425
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	165,786,000	—	—	—	165,786,000
Consumer Discretionary	204,388,900	—	—	—	204,388,900
Consumer Staples	334,395,900	—	—	—	334,395,900
Energy	335,200,400	—	—	—	335,200,400
Financials	313,495,900	—	—	—	313,495,900
Health Care	386,969,250	—	—	—	386,969,250
Industrials	162,553,250	—	—	—	162,553,250
Information Technology	356,867,850	—	—	—	356,867,850
Materials	68,503,500	—	—	—	68,503,500
Real Estate	70,433,000	—	—	—	70,433,000
Utilities	174,156,050	—	—	—	174,156,050
Total Common Stocks	2,572,750,000	—	—	—	2,572,750,000
Convertible Bonds	—	13,446,426	—	—	13,446,426
Convertible Preferred Stocks
Health Care	—	55,357,920	—	—	55,357,920
Industrials	—	27,551,713	—	—	27,551,713
Real Estate	—	27,739,498	—	—	27,739,498
Utilities	—	41,618,355	—	—	41,618,355
Total Convertible Preferred Stocks	—	152,267,486	—	—	152,267,486
Money Market Funds	—	—	—	18,695,425	18,695,425
Total Investments in Securities	2,572,750,000	165,713,912	—	18,695,425	2,757,159,337
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	47,465,000	47,465,000	—
Columbia Dividend Opportunity Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 89.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Bombardier, Inc.(a)
12/01/2021	8.750%	4,392,000	4,818,665
01/15/2023	6.125%	1,924,000	1,937,860
12/01/2024	7.500%	2,345,000	2,385,641
03/15/2025	7.500%	100,000	100,851
Bombardier, Inc.(a),(b)
04/15/2027	7.875%	3,584,000	3,556,977
TransDigm, Inc.
05/15/2025	6.500%	3,571,000	3,556,202
06/15/2026	6.375%	11,049,000	10,740,446
TransDigm, Inc.(a)
03/15/2026	6.250%	12,094,000	12,372,779
03/15/2027	7.500%	4,034,000	4,054,436
Total			43,523,857
Automotive 0.3%
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	5,052,000	4,896,989
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	7,411,000	9,149,546
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(a)
07/15/2025	6.875%	6,349,000	6,045,289
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	1,000,000	1,024,996
Total			7,070,285
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	3,365,000	3,461,589
05/15/2026	5.875%	5,769,000	5,871,198
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	8,607,000	8,022,662
Core & Main LP(a)
08/15/2025	6.125%	4,640,000	4,487,798
U.S. Concrete, Inc.
06/01/2024	6.375%	934,000	927,565
Total			22,770,812
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 10.2%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	5,483,000	5,721,823
05/01/2025	5.375%	7,263,000	7,429,620
02/15/2026	5.750%	3,324,000	3,430,139
05/01/2026	5.500%	3,194,000	3,262,281
05/01/2027	5.875%	1,954,000	2,008,554
CSC Holdings LLC(a)
12/15/2021	5.125%	3,721,000	3,726,403
12/15/2021	5.125%	2,020,000	2,025,052
10/15/2025	10.875%	13,379,000	15,514,315
02/01/2028	5.375%	4,462,000	4,384,723
04/01/2028	7.500%	8,870,000	9,368,379
02/01/2029	6.500%	8,352,000	8,736,217
DISH DBS Corp.
07/01/2026	7.750%	18,612,000	16,118,104
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	4,190,000	4,234,104
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	1,537,000	1,477,893
02/15/2025	6.625%	4,416,000	4,163,992
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	6,966,000	7,107,479
07/15/2026	5.375%	2,165,000	2,173,842
08/01/2027	5.000%	1,314,000	1,284,639
Unitymedia GmbH(a)
01/15/2025	6.125%	4,028,000	4,171,719
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	11,556,000	11,852,377
Virgin Media Finance PLC(a)
10/15/2024	6.000%	1,618,000	1,664,291
01/15/2025	5.750%	9,322,000	9,275,875
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,495,000	6,501,456
08/15/2026	5.500%	5,398,000	5,424,461
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	9,914,000	9,384,513
Ziggo BV(a)
01/15/2027	5.500%	9,331,000	8,987,516
Total			159,429,767
Chemicals 3.4%
Alpha 2 BV(a)
06/01/2023	8.750%	4,600,000	4,416,373
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,468,592
Columbia High Yield Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	4,581,000	4,388,731
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,630,620
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,932,000	1,869,600
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	11,330,000	11,466,515
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	8,088,446
12/15/2025	5.750%	4,343,000	4,204,589
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,149,583
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	8,044,000	8,020,970
Total			53,704,019
Construction Machinery 1.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,597,000	2,574,191
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,118,457
United Rentals North America, Inc.
09/15/2026	5.875%	2,512,000	2,568,153
12/15/2026	6.500%	7,652,000	7,988,657
Total			16,249,458
Consumer Cyclical Services 1.2%
APX Group, Inc.
12/01/2020	8.750%	6,927,000	6,885,341
12/01/2022	7.875%	7,217,000	7,180,439
09/01/2023	7.625%	2,732,000	2,405,635
frontdoor, Inc.(a)
08/15/2026	6.750%	1,680,000	1,708,029
Total			18,179,444
Consumer Products 2.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	1,647,000	1,660,761
01/15/2027	7.750%	2,022,000	2,153,479
Mattel, Inc.(a)
12/31/2025	6.750%	4,505,000	4,440,146
Prestige Brands, Inc.(a)
03/01/2024	6.375%	6,212,000	6,243,774
Resideo Funding, Inc.(a)
11/01/2026	6.125%	855,000	876,471
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,237,000	6,457,172
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	6,557,000	6,416,549
Valvoline, Inc.
07/15/2024	5.500%	3,919,000	3,931,239
Total			32,179,591
Diversified Manufacturing 0.8%
CFX Escrow Corp.(a)
02/15/2024	6.000%	959,000	992,096
02/15/2026	6.375%	1,151,000	1,199,672
Gates Global LLC/Co.(a)
07/15/2022	6.000%	5,323,000	5,339,810
SPX FLOW, Inc.(a)
08/15/2024	5.625%	1,294,000	1,301,476
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,298,640
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	2,565,000	2,726,182
Total			12,857,876
Electric 3.9%
AES Corp. (The)
05/15/2026	6.000%	4,759,000	5,015,163
09/01/2027	5.125%	4,022,000	4,140,834
Calpine Corp.
02/01/2024	5.500%	3,320,000	3,196,473
Calpine Corp.(a)
06/01/2026	5.250%	2,670,000	2,616,661
Clearway Energy Operating LLC
08/15/2024	5.375%	8,198,000	8,051,985
09/15/2026	5.000%	4,914,000	4,585,553
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	2,535,000	2,490,871
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	10,256,000	9,766,091
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	8,828,000	8,986,471
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,745,000	6,408,472
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	5,212,000	5,368,595
Total			60,627,169
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	542,000	511,334

2	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 3.7%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	5,347,000	5,500,619
10/01/2023	5.125%	3,648,000	3,696,759
Avolon Holdings Funding Ltd.(a),(b)
05/15/2024	5.250%	2,265,000	2,317,190
iStar, Inc.
04/01/2022	6.000%	5,934,000	5,932,861
Navient Corp.
03/25/2020	8.000%	681,000	709,811
07/26/2021	6.625%	4,512,000	4,664,212
01/25/2022	7.250%	2,868,000	3,019,648
06/15/2022	6.500%	3,348,000	3,446,378
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	476,000	487,027
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	4,752,346
Quicken Loans, Inc.(a)
05/01/2025	5.750%	9,555,000	9,445,079
Springleaf Finance Corp.
03/15/2023	5.625%	2,868,000	2,911,723
03/15/2024	6.125%	5,728,000	5,790,241
03/15/2025	6.875%	4,288,000	4,392,842
03/15/2026	7.125%	600,000	607,466
Total			57,674,202
Food and Beverage 2.1%
B&G Foods, Inc.
04/01/2025	5.250%	5,930,000	5,661,875
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,109,000	4,982,885
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,065,263
11/01/2026	4.875%	2,498,000	2,504,837
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,379,476
08/15/2026	5.000%	5,309,000	5,109,695
03/01/2027	5.750%	8,965,000	8,874,516
01/15/2028	5.625%	1,908,000	1,851,389
Total			33,429,936
Gaming 4.3%
Boyd Gaming Corp.
05/15/2023	6.875%	5,088,000	5,317,087
04/01/2026	6.375%	235,000	245,032
08/15/2026	6.000%	2,912,000	2,990,906
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,035,000	5,123,636
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	2,650,000	2,695,999
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	5,988,227
02/15/2025	6.500%	3,197,000	3,402,545
01/15/2027	6.250%	3,006,000	3,128,567
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,200,040
01/15/2028	4.500%	296,000	277,477
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	2,644,000	2,704,788
MGM Resorts International
03/15/2023	6.000%	4,095,000	4,283,243
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	3,256,000	3,111,114
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	1,976,000	1,987,004
Scientific Games International, Inc.
12/01/2022	10.000%	9,540,000	10,046,555
Scientific Games International, Inc.(a)
10/15/2025	5.000%	7,501,000	7,263,241
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,715,000	1,753,150
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,955,000	3,937,547
Total			66,456,158
Health Care 4.5%
Avantor, Inc.(a)
10/01/2025	9.000%	4,578,000	4,904,773
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	6,546,000	6,385,571
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,758,009
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	4,274,000	4,113,281
HCA, Inc.
02/01/2025	5.375%	2,498,000	2,590,216
09/01/2028	5.625%	2,350,000	2,432,577
02/01/2029	5.875%	2,357,000	2,467,873
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,287,292
02/01/2028	4.625%	1,613,000	1,564,063
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	9,307,000	9,330,956
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	3,246,000	3,208,281

Columbia High Yield Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	5,871,000	5,938,816
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,101,908
Tenet Healthcare Corp.
04/01/2022	8.125%	1,513,000	1,615,436
06/15/2023	6.750%	1,881,000	1,927,743
05/01/2025	5.125%	4,007,000	3,973,638
08/01/2025	7.000%	5,680,000	5,693,609
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	4,414,000	4,550,799
Total			70,844,841
Healthcare Insurance 1.3%
Centene Corp.(a)
06/01/2026	5.375%	6,021,000	6,245,475
WellCare Health Plans, Inc.
04/01/2025	5.250%	8,891,000	9,076,120
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	4,429,000	4,552,600
Total			19,874,195
Home Construction 1.2%
Lennar Corp.
11/15/2024	5.875%	5,630,000	5,932,782
06/01/2026	5.250%	2,127,000	2,137,707
06/15/2027	5.000%	1,578,000	1,546,582
Meritage Homes Corp.
04/01/2022	7.000%	2,106,000	2,245,114
06/06/2027	5.125%	2,051,000	1,897,661
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,300,432
03/01/2024	5.625%	2,745,000	2,715,892
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	231,000	226,450
Total			19,002,620
Independent Energy 6.9%
Callon Petroleum Co.
10/01/2024	6.125%	3,098,000	3,149,473
07/01/2026	6.375%	6,304,000	6,339,498
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	7,878,000	7,768,897
Centennial Resource Production LLC(a)
01/15/2026	5.375%	2,763,000	2,633,821
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	1,713,000	1,107,992
Chesapeake Energy Corp.
10/01/2026	7.500%	5,180,000	5,112,981
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	11,475,000	11,124,703
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	4,387,000	4,675,125
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	3,416,000	2,879,104
Halcon Resources Corp.
02/15/2025	6.750%	7,890,000	5,937,107
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	3,292,000	2,869,419
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	4,779,000	4,835,837
Laredo Petroleum, Inc.
03/15/2023	6.250%	876,000	819,442
Matador Resources Co.
09/15/2026	5.875%	5,014,000	5,005,627
MEG Energy Corp.(a)
01/15/2025	6.500%	1,250,000	1,234,970
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	3,378,000	3,382,699
08/15/2025	5.250%	6,493,000	6,429,369
10/15/2027	5.625%	5,703,000	5,646,751
QEP Resources, Inc.
03/01/2026	5.625%	4,576,000	4,295,001
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,461,700
09/15/2026	6.750%	6,449,000	6,188,209
01/15/2027	6.625%	3,675,000	3,504,109
WPX Energy, Inc.
01/15/2022	6.000%	2,579,000	2,669,415
09/15/2024	5.250%	6,175,000	6,181,280
06/01/2026	5.750%	2,762,000	2,786,165
Total			108,038,694
Leisure 0.6%
AMC Entertainment, Inc.
02/15/2022	5.875%	1,574,000	1,589,071
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	2,985,969
Viking Cruises Ltd.(a)
09/15/2027	5.875%	4,475,000	4,310,893
Total			8,885,933
Lodging 0.1%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	895,000	925,783

4	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.7%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	7,545,000	7,912,185
Match Group, Inc.
06/01/2024	6.375%	3,938,000	4,155,252
Netflix, Inc.
04/15/2028	4.875%	10,819,000	10,555,081
Netflix, Inc.(a)
11/15/2028	5.875%	6,585,000	6,848,091
05/15/2029	6.375%	4,066,000	4,325,378
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	8,348,000	8,560,281
Total			42,356,268
Metals and Mining 3.6%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,114,000	2,242,003
09/30/2026	7.000%	1,675,000	1,800,588
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	4,735,000	4,905,645
Constellium NV(a)
03/01/2025	6.625%	3,870,000	3,900,643
02/15/2026	5.875%	9,260,000	9,021,823
Freeport-McMoRan, Inc.
03/15/2043	5.450%	10,504,000	9,238,520
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	1,274,000	1,278,609
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	2,853,000	2,944,567
01/15/2025	7.625%	7,151,000	7,439,915
Novelis Corp.(a)
08/15/2024	6.250%	2,094,000	2,106,313
09/30/2026	5.875%	9,483,000	9,224,892
Teck Resources Ltd.
07/15/2041	6.250%	2,640,000	2,755,806
Total			56,859,324
Midstream 5.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	3,616,000	3,643,283
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	4,907,000	4,991,268
DCP Midstream Operating LP
07/15/2025	5.375%	1,097,000	1,139,980
04/01/2044	5.600%	12,746,000	11,811,527
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,845,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	4,921,000	5,047,790
NGPL PipeCo LLC(a)
12/15/2037	7.768%	6,701,000	8,016,520
NuStar Logistics LP
04/28/2027	5.625%	5,741,000	5,823,923
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,388,000	5,271,959
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,880,000	1,912,657
02/15/2026	5.500%	5,676,000	5,634,236
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	4,171,000	4,159,188
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	1,588,000	1,653,308
07/15/2027	6.500%	821,000	868,342
01/15/2029	6.875%	2,196,000	2,340,556
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	4,548,000	4,575,206
01/15/2028	5.000%	14,769,000	14,344,391
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	4,710,985
Total			89,790,568
Oil Field Services 1.4%
Apergy Corp.
05/01/2026	6.375%	5,525,000	5,511,469
Calfrac Holdings LP(a)
06/15/2026	8.500%	2,494,000	1,856,686
Nabors Industries, Inc.
02/01/2025	5.750%	7,319,000	6,481,992
SESI LLC
09/15/2024	7.750%	3,639,000	3,117,470
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,326,000	1,362,925
Weatherford International Ltd.
06/15/2021	7.750%	3,681,000	3,284,464
06/15/2023	8.250%	122,000	86,902
Total			21,701,908
Other Industry 0.5%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,439,000	5,290,766
WeWork Companies, Inc.(a)
05/01/2025	7.875%	2,264,000	2,098,438
Total			7,389,204

Columbia High Yield Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	2,561,000	2,605,433
03/15/2027	5.375%	5,056,000	5,158,728
Total			7,764,161
Packaging 2.9%
ARD Finance SA PIK
09/15/2023	7.125%	2,992,000	3,001,293
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	6,396,000	6,654,373
02/15/2025	6.000%	8,830,000	8,691,943
Berry Global, Inc.
07/15/2023	5.125%	5,060,000	5,069,295
BWAY Holding Co.(a)
04/15/2024	5.500%	2,480,000	2,440,608
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,750,000	2,636,494
Novolex (a)
01/15/2025	6.875%	1,763,000	1,663,900
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	6,623,851	6,640,437
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,262,989
Total			46,061,332
Pharmaceuticals 2.4%
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	4,409,000	4,415,728
04/15/2025	6.125%	8,068,000	7,759,004
11/01/2025	5.500%	1,638,000	1,652,362
12/15/2025	9.000%	2,881,000	3,089,267
04/01/2026	9.250%	5,400,000	5,816,216
Bausch Health Companies, Inc.(a),(c)
01/31/2027	8.500%	4,595,000	4,773,056
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	3,039,735
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,700,725
Total			38,246,093
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	1,043,000	1,067,705
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	2,246,000	2,314,002
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	4,689,000	4,604,945
Total			7,986,652
Restaurants 0.2%
IRB Holding Corp.(a)
02/15/2026	6.750%	3,359,000	3,169,495
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	2,990,000	2,579,057
Party City Holdings, Inc.(a)
08/15/2023	6.125%	374,000	379,119
08/01/2026	6.625%	1,541,000	1,511,373
Total			4,469,549
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	1,874,000	1,930,289
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,589,000	1,513,523
Total			3,443,812
Technology 7.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,765,751
08/01/2025	6.875%	2,691,000	2,637,180
Camelot Finance SA(a)
10/15/2024	7.875%	6,173,000	6,448,698
CDK Global, Inc.
06/01/2027	4.875%	5,352,000	5,263,162
CommScope Finance LLC(a)
03/01/2024	5.500%	2,296,000	2,337,197
03/01/2026	6.000%	3,466,000	3,550,914
03/01/2027	8.250%	1,385,000	1,437,176
CommScope Technologies LLC(a)
06/15/2025	6.000%	4,845,000	4,577,953
03/15/2027	5.000%	1,955,000	1,743,979
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	1,096,000	1,131,468
Equinix, Inc.
01/15/2026	5.875%	10,292,000	10,780,479
05/15/2027	5.375%	7,720,000	7,985,583
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,130,077
Informatica LLC(a)
07/15/2023	7.125%	4,292,000	4,345,912
Iron Mountain, Inc.
08/15/2024	5.750%	5,392,000	5,413,191

6	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
07/15/2022	5.000%	4,762,000	4,754,424
12/15/2023	6.375%	5,954,000	6,049,633
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	7,397,000	7,093,923
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	7,095,000	6,951,596
Symantec Corp.(a)
04/15/2025	5.000%	6,799,000	6,797,837
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	5,505,000	5,566,601
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,909,000	4,018,311
Total			108,781,045
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	1,799,000	1,822,168
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	6,975,000	6,650,042
Hertz Corp. (The)(a)
06/01/2022	7.625%	8,044,000	8,223,397
XPO Logistics, Inc.(a)
06/15/2022	6.500%	2,314,000	2,357,188
Total			19,052,795
Wireless 5.2%
Altice France SA(a)
05/01/2026	7.375%	14,329,000	14,055,904
02/01/2027	8.125%	3,670,000	3,679,498
Altice Luxembourg SA(a)
05/15/2022	7.750%	2,455,000	2,437,010
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	10,915,763
Sprint Capital Corp.
11/15/2028	6.875%	6,700,000	6,622,742
Sprint Corp.
02/15/2025	7.625%	7,073,000	7,411,691
03/01/2026	7.625%	5,016,000	5,232,144
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	5,074,000	5,288,889
01/15/2026	6.500%	10,824,000	11,608,740
02/01/2026	4.500%	2,703,000	2,664,531
02/01/2028	4.750%	3,381,000	3,291,579
Wind Tre SpA(a)
01/20/2026	5.000%	10,204,000	8,835,133
Total			82,043,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.5%
CenturyLink, Inc.
03/15/2022	5.800%	7,800,000	8,026,964
04/01/2024	7.500%	8,281,000	8,768,693
04/01/2025	5.625%	2,598,000	2,481,888
Frontier Communications Corp.
01/15/2025	6.875%	3,825,000	2,063,381
09/15/2025	11.000%	2,754,000	1,761,321
Telecom Italia Capital SA
09/30/2034	6.000%	3,678,000	3,331,702
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	8,977,000	8,909,277
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,670,000	3,557,320
Total			38,900,546
Total Corporate Bonds & Notes (Cost $1,416,799,153)			1,404,298,885

Senior Loans 3.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(d),(e)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.764%	3,442,000	3,418,354
Consumer Products 0.3%
Serta Simmons Bedding LLC(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.494%	6,720,250	4,490,538
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(c),(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.264%	3,193,250	3,197,242
8th Avenue Food & Provisions, Inc.(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.264%	3,441,442	3,415,631
Total			6,612,873

Columbia High Yield Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
UFC Holdings LLC(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 08/18/2024	9.993%	440,000	443,410
Metals and Mining 0.1%
Big River Steel LLC(d),(e)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.803%	699,627	703,125
Packaging 0.1%
Reynolds Group Holdings, Inc.(c),(d),(e)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023		1,747,000	1,738,265
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(d),(e)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.512%	1,235,349	1,235,967
3-month USD LIBOR + 2.750% 11/27/2025	5.262%	7,532,525	7,508,044
Total			8,744,011
Property & Casualty 0.1%
HUB International Ltd.(d),(e)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	1,435,785	1,420,939
Technology 1.7%
Applied Systems, Inc.(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.493%	1,783,425	1,767,267
Ascend Learning LLC(c),(d),(e)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.493%	2,342,304	2,318,881
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Commscope, Inc.(c),(d),(e)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		1,937,000	1,941,843
Dun & Bradstreet Corp. (The)(c),(d),(e)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026		4,933,000	4,934,233
Financial & Risk US Holdings, Inc./Refinitiv(a),(d),(e)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.243%	10,545,890	10,378,316
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(c),(d),(e)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.743%	2,499,465	2,470,096
Hyland Software, Inc.(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.993%	1,101,298	1,102,675
Misys Ltd./Almonde/Tahoe(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	2,392,708	2,366,603
Total			27,279,914
Total Senior Loans (Cost $57,103,711)			54,851,429

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(f),(g)	94,740,298	94,730,824
Total Money Market Funds (Cost $94,733,267)		94,730,824
Total Investments in Securities (Cost: $1,568,636,131)		1,553,881,138
Other Assets & Liabilities, Net		9,927,774
Net Assets		1,563,808,912

At February 28, 2019, securities and/or cash totaling $1,478,096 were pledged as collateral.
8	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(178)	06/2019	USD	(21,716,000)	48,537	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.465	USD	17,640,000	113,989	—	—	113,989	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $855,520,307, which represents 54.71% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents a security purchased on a forward commitment basis.
(d)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(e)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	70,417,682	474,953,213	(450,630,597)	94,740,298	(5,768)	(2,546)	1,157,484	94,730,824
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,404,298,885	—	—	1,404,298,885
Senior Loans	—	54,851,429	—	—	54,851,429
Money Market Funds	—	—	—	94,730,824	94,730,824
Total Investments in Securities	—	1,459,150,314	—	94,730,824	1,553,881,138
Investments in Derivatives
10	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	48,537	—	—	—	48,537
Swap Contracts	—	113,989	—	—	113,989
Total	48,537	1,459,264,303	—	94,730,824	1,554,043,664
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia High Yield Bond Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Large Cap Value Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,549,400	48,217,328
Media 3.2%
Comcast Corp., Class A	1,288,451	49,824,400
DISH Network Corp., Class A(a)	392,845	12,771,391
Total		62,595,791
Total Communication Services		110,813,119
Consumer Discretionary 5.3%
Automobiles 1.1%
General Motors Co.	557,500	22,010,100
Hotels, Restaurants & Leisure 1.5%
Royal Caribbean Cruises Ltd.	256,932	30,441,303
Household Durables 1.5%
Toll Brothers, Inc.	804,300	28,633,080
Specialty Retail 1.2%
Home Depot, Inc. (The)	127,000	23,512,780
Total Consumer Discretionary		104,597,263
Consumer Staples 8.1%
Food & Staples Retailing 1.7%
Walmart, Inc.	334,000	33,062,660
Food Products 1.3%
General Mills, Inc.	550,800	25,959,204
Household Products 2.5%
Procter & Gamble Co. (The)	496,400	48,920,220
Tobacco 2.6%
Philip Morris International, Inc.	587,700	51,094,638
Total Consumer Staples		159,036,722
Energy 9.9%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	625,000	16,487,500
Oil, Gas & Consumable Fuels 9.1%
BP PLC, ADR	435,800	18,586,870
Chevron Corp.	453,100	54,181,698
Cimarex Energy Co.	277,200	19,933,452
Common Stocks (continued)
Issuer	Shares	Value ($)
ConocoPhillips Co.	546,300	37,066,455
EOG Resources, Inc.	251,100	23,603,400
Valero Energy Corp.	307,200	25,055,232
Total		178,427,107
Total Energy		194,914,607
Financials 23.9%
Banks 12.7%
Citigroup, Inc.	749,300	47,940,214
JPMorgan Chase & Co.	713,200	74,429,552
PNC Financial Services Group, Inc. (The)	226,400	28,530,928
Regions Financial Corp.	1,414,600	23,199,440
SunTrust Banks, Inc.	359,500	23,320,765
Wells Fargo & Co.	1,057,200	52,743,708
Total		250,164,607
Capital Markets 2.8%
Intercontinental Exchange, Inc.	296,500	22,874,975
Morgan Stanley	761,496	31,967,602
Total		54,842,577
Consumer Finance 0.8%
Capital One Financial Corp.	198,200	16,565,556
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc., Class B(a)	328,900	66,207,570
Insurance 4.2%
Allstate Corp. (The)	223,600	21,103,368
Chubb Ltd.	216,200	28,949,180
Prudential Financial, Inc.	343,437	32,918,437
Total		82,970,985
Total Financials		470,751,295
Health Care 14.6%
Biotechnology 1.1%
Gilead Sciences, Inc.	344,900	22,425,398
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	336,800	25,169,064
Medtronic PLC	404,700	36,625,350
Total		61,794,414
Columbia Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.0%
Humana, Inc.	69,200	19,724,768
Pharmaceuticals 9.3%
Allergan PLC	194,600	26,798,366
Bristol-Myers Squibb Co.	513,000	26,501,580
Jazz Pharmaceuticals PLC(a)	84,900	11,888,547
Johnson & Johnson	497,700	68,005,728
Merck & Co., Inc.	614,200	49,928,318
Total		183,122,539
Total Health Care		287,067,119
Industrials 7.2%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	89,960	26,084,802
Airlines 1.4%
Alaska Air Group, Inc.	450,800	27,814,360
Machinery 2.8%
Cummins, Inc.	139,800	21,541,782
Gardner Denver Holdings, Inc.(a)	385,947	10,362,677
Ingersoll-Rand PLC	222,100	23,444,876
Total		55,349,335
Road & Rail 1.7%
Norfolk Southern Corp.	181,832	32,602,477
Total Industrials		141,850,974
Information Technology 10.4%
Communications Equipment 2.9%
Cisco Systems, Inc.	1,092,600	56,563,902
IT Services 0.9%
MasterCard, Inc., Class A	78,400	17,621,968
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	103,900	28,609,904
Lam Research Corp.	152,500	26,853,725
ON Semiconductor Corp.(a)	861,000	18,494,280
Total		73,957,909
Software 1.0%
Microsoft Corp.	182,041	20,394,054
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	81,102	14,042,811
Western Digital Corp.	431,243	21,691,523
Total		35,734,334
Total Information Technology		204,272,167
Materials 3.6%
Chemicals 1.5%
Eastman Chemical Co.	352,156	29,119,780
Metals & Mining 2.1%
Freeport-McMoRan, Inc.	1,728,846	22,302,113
Steel Dynamics, Inc.	509,800	19,025,736
Total		41,327,849
Total Materials		70,447,629
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
Alexandria Real Estate Equities, Inc.	240,678	32,705,733
American Tower Corp.	168,800	29,734,120
Duke Realty Corp.	705,715	20,867,993
Total		83,307,846
Total Real Estate		83,307,846
Utilities 5.4%
Electric Utilities 3.7%
American Electric Power Co., Inc.	444,137	36,041,717
Xcel Energy, Inc.	658,815	36,142,591
Total		72,184,308
Multi-Utilities 1.7%
Ameren Corp.	479,954	34,191,923
Total Utilities		106,376,231
Total Common Stocks (Cost $1,474,979,208)		1,933,434,972

Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	8,358,815
Total Convertible Bonds (Cost $9,732,000)			8,358,815

2	Columbia Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2019 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	23,528,359	23,526,006
Total Money Market Funds (Cost $23,526,006)		23,526,006
Total Investments in Securities (Cost: $1,508,237,214)		1,965,319,793
Other Assets & Liabilities, Net		2,303,177
Net Assets		1,967,622,970
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	26,980,974	260,934,987	(264,387,602)	23,528,359	(193)	(2,698)	537,830	23,526,006
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	110,813,119	—	—	—	110,813,119
Consumer Discretionary	104,597,263	—	—	—	104,597,263
Consumer Staples	159,036,722	—	—	—	159,036,722
Energy	194,914,607	—	—	—	194,914,607
Financials	470,751,295	—	—	—	470,751,295
Health Care	287,067,119	—	—	—	287,067,119
Industrials	141,850,974	—	—	—	141,850,974
Information Technology	204,272,167	—	—	—	204,272,167
Materials	70,447,629	—	—	—	70,447,629
Real Estate	83,307,846	—	—	—	83,307,846
Utilities	106,376,231	—	—	—	106,376,231
Total Common Stocks	1,933,434,972	—	—	—	1,933,434,972
Convertible Bonds	—	8,358,815	—	—	8,358,815
Money Market Funds	—	—	—	23,526,006	23,526,006
Total Investments in Securities	1,933,434,972	8,358,815	—	23,526,006	1,965,319,793
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 0.7%
Vonage Holdings Corp.(a)	480,000	4,934,400
Entertainment 0.6%
Take-Two Interactive Software, Inc.(a)	45,000	3,926,700
Media 1.3%
Nexstar Media Group, Inc., Class A	94,000	9,186,620
Total Communication Services		18,047,720
Consumer Discretionary 8.3%
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	72,000	8,328,960
Hotels, Restaurants & Leisure 1.4%
Dine Brands Global, Inc.	100,000	9,920,000
Household Durables 1.7%
D.R. Horton, Inc.	215,000	8,361,350
KB Home	145,000	3,307,450
Total		11,668,800
Specialty Retail 4.0%
Aaron’s, Inc.	130,000	7,057,700
American Eagle Outfitters, Inc.	160,000	3,264,000
Children’s Place, Inc. (The)	54,000	5,160,240
Foot Locker, Inc.	133,000	7,916,160
Genesco, Inc.(a)	103,000	4,971,810
Total		28,369,910
Total Consumer Discretionary		58,287,670
Consumer Staples 3.3%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	315,000	7,975,800
Food Products 2.2%
Post Holdings, Inc.(a)	82,000	8,354,160
TreeHouse Foods, Inc.(a)	115,000	6,966,700
Total		15,320,860
Total Consumer Staples		23,296,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.1%
Energy Equipment & Services 2.6%
Helmerich & Payne, Inc.	95,000	5,149,000
Patterson-UTI Energy, Inc.	310,000	4,110,600
TechnipFMC PLC	200,000	4,458,000
Transocean Ltd.(a)	505,000	4,125,850
Total		17,843,450
Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	90,000	8,384,400
Callon Petroleum Co.(a)	480,000	3,672,000
Delek U.S. Holdings, Inc.	150,000	5,307,000
WPX Energy, Inc.(a)	605,000	7,465,700
Total		24,829,100
Total Energy		42,672,550
Financials 22.4%
Banks 11.1%
East West Bancorp, Inc.	186,000	10,157,460
Hancock Whitney Corp.	190,000	8,299,200
Huntington Bancshares, Inc.	695,000	10,014,950
Popular, Inc.	218,000	12,290,840
Prosperity Bancshares, Inc.	135,000	10,050,750
TCF Financial Corp.	353,000	8,083,700
Western Alliance Bancorp(a)	155,000	7,171,850
Zions Bancorp	230,000	11,753,000
Total		77,821,750
Capital Markets 3.6%
E*TRADE Financial Corp.	120,000	5,878,800
Houlihan Lokey, Inc.	150,000	6,897,000
Moelis & Co., ADR, Class A	138,000	6,156,180
Virtu Financial, Inc. Class A	265,000	6,662,100
Total		25,594,080
Consumer Finance 1.0%
SLM Corp.(a)	605,000	6,685,250
Columbia Small/Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.4%
American Equity Investment Life Holding Co.	162,000	5,127,300
CNO Financial Group, Inc.	315,000	5,364,450
MBIA, Inc.(a)	607,426	6,031,741
Total		16,523,491
Mortgage Real Estate Investment Trusts (REITS) 1.4%
New Residential Investment Corp.	350,000	5,789,000
Starwood Property Trust, Inc.	180,000	4,037,400
Total		9,826,400
Thrifts & Mortgage Finance 2.9%
Axos Financial, Inc.(a)	233,000	7,521,240
Flagstar Bancorp, Inc.	210,000	6,858,600
MGIC Investment Corp.(a)	480,000	6,230,400
Total		20,610,240
Total Financials		157,061,211
Health Care 5.6%
Biotechnology 0.4%
Immunomedics, Inc.(a)	170,000	2,679,200
Health Care Equipment & Supplies 2.0%
Merit Medical Systems, Inc.(a)	103,500	5,768,055
Teleflex, Inc.	29,000	8,405,360
Total		14,173,415
Health Care Providers & Services 1.7%
LHC Group, Inc.(a)	86,500	9,488,185
Molina Healthcare, Inc.(a)	21,000	2,827,230
Total		12,315,415
Pharmaceuticals 1.5%
Amneal Pharmaceuticals, Inc.(a)	220,000	2,976,600
Horizon Pharma PLC(a)	260,000	7,542,600
Total		10,519,200
Total Health Care		39,687,230
Industrials 13.2%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	47,000	5,794,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.6%
Hawaiian Holdings, Inc.	145,000	4,313,750
Skywest, Inc.	130,000	7,025,200
Total		11,338,950
Building Products 1.4%
Armstrong World Industries, Inc.	132,000	9,659,760
Construction & Engineering 1.9%
Granite Construction, Inc.	158,000	7,356,480
MasTec, Inc.(a)	134,000	5,786,120
Total		13,142,600
Electrical Equipment 1.1%
GrafTech International Ltd.	530,000	7,642,600
Machinery 4.2%
Barnes Group, Inc.	87,670	5,090,997
Kennametal, Inc.	180,000	6,784,200
Navistar International Corp.(a)	235,000	9,016,950
Oshkosh Corp.	108,000	8,403,480
Total		29,295,627
Professional Services 0.9%
Korn/Ferry International	130,000	6,342,700
Road & Rail 0.6%
Hertz Global Holdings, Inc.(a)	226,522	4,326,570
Trading Companies & Distributors 0.7%
Triton International Ltd.	145,000	4,771,950
Total Industrials		92,315,387
Information Technology 11.7%
Communications Equipment 2.7%
Ciena Corp.(a)	190,000	8,105,400
Lumentum Holdings, Inc.(a)	100,000	4,975,000
Viavi Solutions, Inc.(a)	460,000	6,039,800
Total		19,120,200
Electronic Equipment, Instruments & Components 1.9%
SYNNEX Corp.	89,000	8,732,680
TTM Technologies, Inc.(a)	375,000	4,545,000
Total		13,277,680

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.3%
Booz Allen Hamilton Holdings Corp.	200,000	10,572,000
Pagseguro Digital Ltd., Class A(a)	200,000	5,626,000
Total		16,198,000
Semiconductors & Semiconductor Equipment 4.1%
Cree, Inc.(a)	90,000	4,896,900
Cypress Semiconductor Corp.	505,000	7,792,150
Kulicke & Soffa Industries, Inc.	270,000	6,296,400
Marvell Technology Group Ltd.	495,000	9,875,250
Total		28,860,700
Software 0.7%
Avaya Holdings Corp.(a)	295,000	4,569,550
Total Information Technology		82,026,130
Materials 4.4%
Chemicals 2.5%
Albemarle Corp.	56,000	5,112,240
Huntsman Corp.	225,000	5,577,750
Orion Engineered Carbons SA	247,000	6,883,890
Total		17,573,880
Metals & Mining 1.9%
Allegheny Technologies, Inc.(a)	265,000	7,586,950
Steel Dynamics, Inc.	162,000	6,045,840
Total		13,632,790
Total Materials		31,206,670
Real Estate 13.4%
Equity Real Estate Investment Trusts (REITS) 13.4%
Alexandria Real Estate Equities, Inc.	83,500	11,346,815
American Assets Trust, Inc.	144,000	6,255,360
Chesapeake Lodging Trust	250,000	7,530,000
CoreCivic, Inc.	177,000	3,748,860
Duke Realty Corp.	195,000	5,766,150
First Industrial Realty Trust, Inc.	320,000	10,726,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	110,000	5,094,100
Hospitality Properties Trust	245,000	6,632,150
Hudson Pacific Properties, Inc.	193,100	6,414,782
Mack-Cali Realty Corp.	305,000	6,408,050
Mid-America Apartment Communities, Inc.	52,000	5,386,160
PS Business Parks, Inc.	57,000	8,388,690
Sun Communities, Inc.	89,000	10,107,730
Total		93,805,247
Total Real Estate		93,805,247
Utilities 6.4%
Electric Utilities 2.3%
Alliant Energy Corp.	150,000	6,880,500
Pinnacle West Capital Corp.	102,000	9,561,480
Total		16,441,980
Gas Utilities 3.1%
New Jersey Resources Corp.	183,000	8,857,200
South Jersey Industries, Inc.	205,000	5,934,750
Southwest Gas Holdings, Inc.	85,000	6,964,900
Total		21,756,850
Multi-Utilities 1.0%
CMS Energy Corp.	126,000	6,854,400
Total Utilities		45,053,230
Total Common Stocks (Cost $532,886,091)		683,459,705

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	16,109,235	16,107,624
Total Money Market Funds (Cost $16,107,624)		16,107,624
Total Investments in Securities (Cost: $548,993,715)		699,567,329
Other Assets & Liabilities, Net		2,005,425
Net Assets		701,572,754

Columbia Small/Mid Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	19,539,323	115,602,789	(119,032,877)	16,109,235	(146)	(1,740)	391,874	16,107,624
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	18,047,720	—	—	—	18,047,720
Consumer Discretionary	58,287,670	—	—	—	58,287,670
Consumer Staples	23,296,660	—	—	—	23,296,660
Energy	42,672,550	—	—	—	42,672,550
Financials	157,061,211	—	—	—	157,061,211
Health Care	39,687,230	—	—	—	39,687,230
Industrials	92,315,387	—	—	—	92,315,387
Information Technology	82,026,130	—	—	—	82,026,130
Materials	31,206,670	—	—	—	31,206,670
Real Estate	93,805,247	—	—	—	93,805,247
Utilities	45,053,230	—	—	—	45,053,230
Total Common Stocks	683,459,705	—	—	—	683,459,705
Money Market Funds	—	—	—	16,107,624	16,107,624
Total Investments in Securities	683,459,705	—	—	16,107,624	699,567,329
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIX Ltd.(a),(b)
Series 2016-19A Class B
3-month USD LIBOR + 3.000% 07/15/2028	5.787%	4,000,000	3,999,792
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	4.461%	8,000,000	7,708,496
Avant Loans Funding Trust(a)
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	9,946,000	9,982,571
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	5.043%	5,000,000	4,952,690
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.487%	6,750,000	6,504,030
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.207%	12,500,000	12,222,537
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	3,606,085	3,617,746
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class B
10/15/2025	4.100%	8,500,000	8,544,308
Subordinated, Series 2018-P1 Class B
07/15/2025	4.070%	12,310,000	12,359,627
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	10.327%	3,000,000	3,002,535
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.711%	7,000,000	6,819,106
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.817%	6,000,000	5,999,682
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	8,250,000	8,300,815
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	5,000,000	4,800,000
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	10.011%	2,750,000	2,722,341
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.431%	4,300,000	4,280,538
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.501%	7,000,000	6,923,763
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	7,000,000	7,026,732
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	10,250,000	10,358,515
Subordinated, Series 2017-2A Class B
09/15/2023	3.480%	4,085,416	4,085,060
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	12,750,000	12,819,104
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	4.287%	26,500,000	26,074,648
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.537%	7,000,000	6,663,727
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.487%	7,800,000	7,761,039
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	4.187%	6,500,000	6,358,515
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	8,084,565	8,065,921
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	8,450,000	8,574,713
Columbia Quality Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	6	2,111,558
Series 2016-A Class RIO
01/25/2038	0.000%	9	2,171,704
Series 2016-A Class RPO
01/25/2038	0.000%	9	3,596,534
Series 2016-B Class RC
04/25/2037	0.000%	6	1,653,291
Series 2017-A Class R
03/26/2040	0.000%	53,124	2,963,788
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.530%	10,000,000	9,850,500
Total Asset-Backed Securities — Non-Agency (Cost $241,228,648)			232,875,926

Commercial Mortgage-Backed Securities - Agency 3.0%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	15,000,000	14,828,578
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,977,484	17,493,076
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,134,814	14,993,930
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	7,755,549	7,326,558
Total Commercial Mortgage-Backed Securities - Agency (Cost $55,814,716)			54,642,142

Commercial Mortgage-Backed Securities - Non-Agency 10.7%

1211 Avenue of the Americas Trust(a),(g)
Subordinated, Series 2015-1211 Class C
08/10/2035	4.142%	4,400,000	4,481,092
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2035	4.089%	4,300,000	4,292,041
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.739%	4,490,000	4,478,930
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.289%	6,500,000	6,433,726
BX Trust(a),(b)
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	4.459%	7,000,000	7,000,008
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.889%	4,200,000	4,199,965
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.739%	17,000,000	17,042,197
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.489%	3,675,000	3,686,539
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	11,560,000	10,938,458
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	9,500,000	8,611,067
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	4,961,747
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% Floor 1.750% 03/15/2033	4.239%	11,250,000	11,235,968
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class D
11/05/2038	4.194%	9,400,000	9,188,458
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	14,308,100
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	2,200,000	2,156,458
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	4,200,000	4,277,860
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,898,768
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	4,000,000	4,056,114

2	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.739%	10,000,000	9,923,217
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2016-WIKI Class D
10/05/2031	4.009%	5,000,000	4,980,501
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class E
07/11/2040	4.276%	5,000,000	4,581,627
Olympic Tower Mortgage Trust(a),(g)
Subordinated, Series 2017-OT Class D
05/10/2039	3.945%	9,740,000	9,296,524
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	3,995,623
Series 2018-SF3 Class B
10/17/2035	4.079%	18,000,000	18,112,448
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,479,322
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.989%	5,470,000	5,464,720
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.589%	6,700,000	6,699,980
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $196,019,180)			198,781,458

Residential Mortgage-Backed Securities - Agency(h) 74.5%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	16,763	16,901
10/01/2024- 04/01/2040	5.000%	8,029,520	8,590,227
06/01/2030	5.500%	4,152,197	4,405,406
06/01/2031	8.000%	90,916	101,639
07/01/2033- 11/01/2037	6.000%	1,087,289	1,191,975
07/01/2039- 06/01/2048	4.500%	37,120,154	38,661,297
04/01/2041- 11/01/2045	4.000%	34,233,368	35,125,356
03/01/2042- 11/01/2046	3.500%	196,727,216	198,327,673
11/01/2043	3.000%	27,428,173	27,007,368
Federal Home Loan Mortgage Corp.(i)
03/13/2049	4.000%	57,000,000	58,136,282
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.461%	11,427,503	1,765,020
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.461%	11,642,405	2,223,326
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	4.111%	2,294,012	197,859
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	3.711%	13,889,855	1,338,311
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	3.661%	4,214,388	447,056
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.611%	2,632,940	177,123
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.411%	4,839,389	906,575
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.461%	11,471,400	2,135,996
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.481%	12,899,849	2,201,434
CMO STRIPS Series 312 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 09/15/2043	3.461%	7,990,201	1,359,943

Columbia Quality Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.511%	5,544,649	902,132
Federal Home Loan Mortgage Corp.(j)
CMO Series 304 Class C69
12/15/2042	4.000%	4,676,797	986,350
CMO Series 3786 Class PI
12/15/2037	4.500%	130,419	221
CMO Series 3800 Class HI
01/15/2040	4.500%	2,226,396	162,919
CMO Series 4098 Class AI
05/15/2039	3.500%	5,505,883	503,230
CMO Series 4120 Class AI
11/15/2039	3.500%	5,987,716	626,794
CMO Series 4121 Class IA
01/15/2041	3.500%	6,429,573	754,923
CMO Series 4122 Class JI
12/15/2040	4.000%	4,770,269	535,377
CMO Series 4139 Class CI
05/15/2042	3.500%	4,702,536	598,747
CMO Series 4147 Class CI
01/15/2041	3.500%	7,757,925	1,083,665
CMO Series 4148 Class BI
02/15/2041	4.000%	4,868,113	619,772
CMO Series 4177 Class IY
03/15/2043	4.000%	10,327,061	2,012,412
CMO Series 4182 Class DI
05/15/2039	3.500%	10,955,380	1,035,607
CMO Series 4213 Class DI
06/15/2038	3.500%	7,724,090	601,734
CMO Series 4215 Class IL
07/15/2041	3.500%	7,726,339	834,938
Federal Home Loan Mortgage Corp.(g),(j)
CMO Series 4068 Class GI
09/15/2036	1.508%	8,778,622	477,181
CMO Series 4107 Class KS
06/15/2038	1.409%	7,273,849	418,627
CMO Series 4620 Class AS
11/15/2042	1.389%	12,701,538	541,411
Federal Home Loan Mortgage Corp.(b),(j),(k),(l)
CMO Series 4094 Class SY
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/15/2042	3.591%	0	0
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4119 Class SP
-0.6 x 1-month USD LIBOR + 2.571% Cap 2.571% 10/15/2042	1.149%	32,105	32,462
Federal National Mortgage Association
09/01/2022- 10/01/2037	6.500%	3,944,580	4,425,724
11/01/2022- 09/01/2036	6.000%	783,991	852,336
04/01/2029- 09/01/2041	5.000%	37,010,970	39,618,083
04/01/2033- 04/01/2041	5.500%	2,397,446	2,616,367
03/01/2036- 08/01/2041	4.500%	53,648,837	56,401,985
11/01/2037	8.500%	32,744	39,482
11/01/2040- 10/01/2044	4.000%	56,706,718	58,411,249
08/01/2042- 04/01/2048	3.500%	118,363,839	118,796,228
10/01/2046- 01/01/2047	3.000%	121,555,787	119,164,727
CMO Series 2017-72 Class B
09/25/2047	3.000%	15,380,995	15,320,914
Federal National Mortgage Association(i)
03/18/2034	3.000%	56,000,000	55,902,656
03/13/2049	3.500%	122,500,000	122,557,422
03/13/2049	4.000%	38,000,000	38,741,445
03/13/2049	4.500%	38,000,000	39,325,547
Federal National Mortgage Association(m)
09/01/2040	4.000%	10,259,047	10,552,362
Federal National Mortgage Association(b),(j)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	3.590%	10,360,802	1,177,223
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	3.610%	10,422,021	1,665,275
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	4.160%	4,059,503	452,311

4	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.610%	6,980,192	562,652
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.660%	17,234,093	2,869,259
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	3.460%	33,548,573	6,219,382
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.360%	20,593,545	3,539,299
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.510%	30,496,631	5,685,624
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.510%	25,098,960	4,496,564
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.660%	22,242,898	4,120,706
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.660%	15,409,614	2,845,265
Federal National Mortgage Association(g),(j)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	7,471,653	1
CMO Series 2016-62 Class AS
09/25/2046	1.447%	20,009,960	756,939
Federal National Mortgage Association(j)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	18,902,269	2,539,732
CMO Series 2012-121 Class GI
08/25/2039	3.500%	5,612,833	676,975
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	9,823,967	1,515,706
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,661,070	385,501
CMO Series 2012-134 Class AI
07/25/2040	3.500%	15,159,121	2,140,727
CMO Series 2012-144 Class HI
07/25/2042	3.500%	4,226,678	512,299
CMO Series 2012-96 Class CI
04/25/2039	3.500%	6,246,210	563,056
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,647,429	974,940
CMO Series 2013-1 Class BI
02/25/2040	3.500%	2,977,829	291,177
CMO Series 2013-16
01/25/2040	3.500%	10,526,695	1,201,473
CMO Series 2013-41 Class IY
05/25/2040	3.500%	11,650,278	1,222,274
CMO Series 2013-6 Class MI
02/25/2040	3.500%	9,295,349	1,220,530
CMO Series 417 Class C4
02/25/2043	3.500%	15,122,150	2,770,239
Government National Mortgage Association
03/15/2030	7.000%	5,638	5,644
12/15/2031- 02/15/2032	6.500%	196,875	217,516
12/15/2032	6.000%	60,370	67,592
09/15/2033- 08/20/2040	5.000%	11,685,239	12,475,916
Government National Mortgage Association(i)
03/21/2049	3.000%	47,000,000	46,405,156
03/21/2049	3.500%	10,500,000	10,594,131
03/21/2049	4.500%	112,000,000	115,902,500
Government National Mortgage Association(j)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	7,125,062	1,283,119
CMO Series 2012-129 Class AI
08/20/2037	3.000%	7,686,028	690,908
CMO Series 2014-131 Class EI
09/16/2039	4.000%	12,639,959	1,888,899
CMO Series 2015-175 Class AI
10/16/2038	3.500%	25,839,000	3,496,531
Government National Mortgage Association(b),(j)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	3.719%	16,257,215	3,801,120

Columbia Quality Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-144 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2045	3.715%	15,146,987	2,648,810
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.595%	8,821,442	1,750,516
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.715%	13,164,113	2,152,901
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.715%	18,207,098	3,148,067
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.715%	13,147,605	2,274,905
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.715%	22,578,018	3,799,262
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.665%	9,915,600	1,872,875
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.665%	22,901,684	3,570,263
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	3.715%	17,271,289	3,343,000
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.715%	13,178,857	2,285,505
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.715%	12,441,204	2,240,045
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.715%	18,475,531	3,517,222
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.715%	18,282,253	3,241,460
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.565%	30,265,366	4,615,359
Government National Mortgage Association(b),(j),(k),(l)
CMO Series 2016-146 Class NS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2046	3.615%	0	0
Government National Mortgage Association(b),(d),(j)
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.546%	22,364,891	3,816,010
CMO Series 2019-23 Class VS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/20/2049	3.646%	47,102,251	6,594,315
Total Residential Mortgage-Backed Securities - Agency (Cost $1,403,382,021)			1,377,876,472

Residential Mortgage-Backed Securities - Non-Agency 23.4%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	5,572,790	5,623,306
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,530,980
CMO Series 2018-2 Class M1
07/27/2048	4.343%	5,495,000	5,495,342
Angel Oak Mortgage Trust I LLC(a),(d),(g)
CMO Series 2018-1 Class M1
04/27/2048	4.100%	6,970,000	6,935,150

6	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,630,061
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,486,186
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	6,420,701	6,499,493
CMO Series 2018-1 Class A3
04/25/2048	4.218%	9,417,029	9,532,265
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	4.238%	638,758	638,949
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	1,052,356	1,050,988
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated, CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,304,576
Bayview Opportunity Master Fund Trust IIb(a)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	5,827,725	5,832,410
BCAP LLC Trust(a),(g)
CMO Series 2012-RR7 Class 2A3
07/26/2036	4.425%	13,640	13,613
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	48,978	48,881
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.840%	12,580,000	12,548,815
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.090%	4,200,000	4,176,481
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.340%	16,000,000	15,975,661
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	2,284,800	2,282,967
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.240%	7,000,000	7,036,923
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	5,124,854	4,973,621
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	4,512,277	4,467,396
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	4.134%	710,197	677,613
CMO Series 2014-A Class B2
01/25/2035	5.488%	1,918,007	2,044,669
CMO Series 2014-C Class A
02/25/2054	3.250%	622,756	613,755
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,213,284	3,125,867
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,322,881	5,189,242
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	1,470,249	1,462,572
CMO Series 2018-1 Class A3
02/25/2048	3.084%	2,092,735	2,085,292
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	1,499,802	1,495,872
CMO Series 2016-3 Class M1
12/26/2046	5.500%	9,820,000	9,823,294
CMO Series 2018-2 Class M1
07/27/2048	4.189%	5,000,000	5,059,346
CMO Series 2018-4 Class M1
12/28/2048	4.716%	4,000,000	4,098,934
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2011-2R Class 2A9
07/27/2036	4.594%	6,985,000	7,242,508
CMO Series 2013-2R Class 1A5
05/27/2036	3.657%	594,472	594,357
CMO Series 2014-2R Class 17A2
04/27/2037	4.510%	2,161,890	2,166,283
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	2,068,384	2,060,692
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	4,250,000	4,294,812
CMO Series 2018-4A Class M1
10/25/2058	4.735%	12,000,000	12,311,582
Subordinated, CMO Series 2018-4A Class B1
10/25/2058	5.535%	5,205,000	5,352,675

Columbia Quality Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	211,413	209,006
Ellington Financial Mortgage Trust(a),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	2,990,000	3,019,900
GCAT LLC(a)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	7,972,157	7,899,578
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	8,999,907	8,665,301
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	5,452,711	5,505,315
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	13,663,375
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	4,209,520	4,238,934
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	7,651,521	7,652,785
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	3,141,151	3,150,719
New Residential Mortgage Loan Trust(a),(g),(j)
CMO Series 2014-1A Class AIO
01/25/2054	2.302%	23,952,971	982,987
New Residential Mortgage Loan Trust(a),(d),(g)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	6,000,000	5,999,999
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,238,595	5,215,119
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	4,625,050	4,620,187
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	2,204,333	2,164,039
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.740%	1,112,306	1,114,259
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.340%	18,000,000	18,015,764
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.140%	15,000,000	15,032,772
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	9,856,366	9,810,042
CMO Series 2018-2A Class A1
08/25/2023	4.000%	8,035,623	8,031,605
CMO Series 2018-2A Class A2
08/25/2023	5.000%	5,000,000	4,838,500
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	6,880,579	6,847,624
CMO Series 2018-1A Class A1
04/25/2023	3.750%	7,987,149	7,951,513
PRPM LLC(a),(g)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	11,599,257	11,654,466
CMO Series 2019-1A Class A1
01/25/2024	4.500%	8,964,168	9,072,635
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	6,000,000	5,991,478
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	4.214%	3,073,349	3,086,541
RBSSP Resecuritization Trust(a)
CMO Series 2012-5 Class 2A1
07/26/2036	5.750%	338,576	338,426
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A3
12/26/2053	4.673%	14,257,277	14,312,025
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	4,758,082	4,746,227
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	5,000,000	4,998,328
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	4,000,000	4,006,473
Vendee Mortgage Trust(g),(j)
CMO Series 1998-1 Class 2IO
03/15/2028	0.231%	1,145,009	6,442
CMO Series 1998-3 Class IO
03/15/2029	0.058%	1,388,634	1,309

8	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	10,300,000	10,276,310
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	5,351,054	5,329,330
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	2,874,505	2,857,600
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	18,000,000	17,848,040
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	2,164,951	2,179,707
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	2,846,510	2,865,835
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $430,294,517)			432,983,924
Options Purchased Calls 0.0%
Value ($)
(Cost $787,500)	578,715

Options Purchased Puts 0.1%

(Cost $2,797,500)	1,539,840

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(n),(o)	27,385,200	27,382,461
Total Money Market Funds (Cost $27,382,461)		27,382,461
Total Investments in Securities (Cost: $2,357,706,543)		2,326,660,938
Other Assets & Liabilities, Net		(476,995,005)
Net Assets		1,849,665,933

At February 28, 2019, securities and/or cash totaling $6,234,113 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,629	06/2019	USD	442,738,000	—	(943,027)
U.S. Treasury 5-Year Note	732	06/2019	USD	83,859,750	—	(87,282)
Total					—	(1,030,309)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(4,700)	12/2019	USD	(1,143,980,000)	—	(1,109,332)
U.S. Long Bond	(20)	06/2019	USD	(2,889,375)	17,925	—
Total					17,925	(1,109,332)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	2.50	06/19/2019	787,500	578,715

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	300,000,000	300,000,000	3.25	01/21/2020	2,797,500	1,539,840

Columbia Quality Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(350,000,000)	(350,000,000)	2.40	5/28/2019	(542,500)	(436,450)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	7,000,000	310,296	(2,333)	387,202	—	—	(79,239)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	6,000,000	265,968	(2,000)	382,248	—	—	(118,280)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	409,052	(2,334)	465,295	—	—	(58,577)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	6,000,000	265,968	(2,000)	385,780	—	—	(121,812)
Total							1,251,284	(8,667)	1,620,525	—	—	(377,908)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	16,660,000	(297,162)	—	—	—	(297,162)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.993	USD	5,000,000	(198,580)	1,667	—	(309,913)	113,000	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $864,424,551, which represents 46.73% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $17,296,875, which represents 0.94% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
10	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(h)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2019:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
03/13/2049 3.000%	(9,500,000)	03/13/2049	(9,319,648)	(9,283,652)

(i)	Represents a security purchased on a when-issued basis.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fractional shares.
(l)	Negligible market value.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	55,502,771	608,415,775	(636,533,346)	27,385,200	(2,829)	(772)	641,006	27,382,461
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Quality Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	215,579,051	17,296,875	—	232,875,926
Commercial Mortgage-Backed Securities - Agency	—	54,642,142	—	—	54,642,142
Commercial Mortgage-Backed Securities - Non-Agency	—	198,781,458	—	—	198,781,458
Residential Mortgage-Backed Securities - Agency	—	1,367,466,147	10,410,325	—	1,377,876,472
Residential Mortgage-Backed Securities - Non-Agency	—	403,365,500	29,618,424	—	432,983,924
Options Purchased Calls	—	578,715	—	—	578,715
Options Purchased Puts	—	1,539,840	—	—	1,539,840
Money Market Funds	—	—	—	27,382,461	27,382,461
Total Investments in Securities	—	2,241,952,853	57,325,624	27,382,461	2,326,660,938
Forward Sale Commitments	—	(9,283,652)	—	—	(9,283,652)
Investments in Derivatives
Asset
Futures Contracts	17,925	—	—	—	17,925
Options Contracts Written	—	(436,450)	—	—	(436,450)
Swap Contracts	—	113,000	—	—	113,000
Liability
Futures Contracts	(2,139,641)	—	—	—	(2,139,641)
Swap Contracts	—	(675,070)	—	—	(675,070)
Total	(2,121,716)	2,231,670,681	57,325,624	27,382,461	2,314,257,050
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
12	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Asset-Backed Securities — Non-Agency	15,448,523	37,341	-	(2,910,489)	-	-	4,721,500	-	17,296,875
Commercial Mortgage-Backed Securities — Non-Agency	6,506,500	-	-	-	-	-	-	(6,506,500)	-
Residential Mortgage-Backed Securities — Agency	-	(11,456)	-	(17,983)	10,439,764	-	-	-	10,410,325
Residential Mortgage-Backed Securities — Non-Agency	31,961,973	-	-	122,328	29,496,096	-	-	(31,961,973)	29,618,424
Total	53,916,996	25,885	-	(2,806,144)	39,935,860	-	4,721,500	(38,468,473)	57,325,624
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2019 was $(2,806,144), which is comprised of Asset-Backed Securities — Non-Agency of $(2,910,489), Residential Mortgage-Backed Securities — Agency of $(17,983), Residential Mortgage-Backed Securities — Non-Agency of $122,328.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Quality Income Fund | Quarterly Report 2019	13

Portfolio of Investments
Columbia Seligman Communications and Information Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 10.0%
Integrated Telecommunication Services 0.3%
Ooma, Inc.(a),(b)	917,194	14,959,434
Total Integrated Telecommunication Services		14,959,434
Interactive Home Entertainment 1.0%
Activision Blizzard, Inc.	849,183	35,784,572
Zynga, Inc., Class A(b)	3,982,700	20,789,694
Total Interactive Home Entertainment		56,574,266
Interactive Media & Services 8.0%
Alphabet, Inc., Class A(b)	201,500	226,999,825
Alphabet, Inc., Class C(b)	201,851	226,056,972
Eventbrite, Inc., Class A(b)	36,323	1,074,434
Tencent Holdings Ltd., ADR	391,800	16,782,753
Total Interactive Media & Services		470,913,984
Movies & Entertainment 0.7%
Walt Disney Co. (The)	372,900	42,078,036
Total Movies & Entertainment		42,078,036
Total Communication Services		584,525,720
Consumer Discretionary 1.7%
Internet & Direct Marketing Retail 1.7%
eBay, Inc.	2,719,800	101,040,570
Total Internet & Direct Marketing Retail		101,040,570
Total Consumer Discretionary		101,040,570
Information Technology 85.8%
Application Software 12.7%
Adobe, Inc.(b)	79,200	20,790,000
Cornerstone OnDemand, Inc.(b)	649,800	36,713,700
LogMeIn, Inc.	958,348	76,131,165
Nuance Communications, Inc.(b)	11,350,753	190,352,128
Salesforce.com, Inc.(b)	646,651	105,824,436
Splunk, Inc.(b)	211,763	28,774,356
Synopsys, Inc.(b)	2,401,333	244,167,540
Verint Systems, Inc.(b)	753,300	40,113,225
Total Application Software		742,866,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Communications Equipment 4.1%
Arista Networks, Inc.(b)	220,600	62,926,150
Cisco Systems, Inc.	2,336,400	120,955,428
Lumentum Holdings, Inc.(b)	893,100	44,431,725
Viavi Solutions, Inc.(b)	932,600	12,245,038
Total Communications Equipment		240,558,341
Data Processing & Outsourced Services 6.0%
Euronet Worldwide, Inc.(b)	440,823	59,211,345
Fidelity National Information Services, Inc.	227,700	24,625,755
Pagseguro Digital Ltd., Class A(b),(c)	1,943,927	54,682,667
Visa, Inc., Class A	1,432,000	212,107,840
Total Data Processing & Outsourced Services		350,627,607
Internet Services & Infrastructure 0.7%
GoDaddy, Inc., Class A(b)	576,137	43,008,627
Total Internet Services & Infrastructure		43,008,627
IT Consulting & Other Services 2.3%
Cognizant Technology Solutions Corp., Class A	590,700	41,927,886
DXC Technology Co.	1,396,375	91,965,258
Total IT Consulting & Other Services		133,893,144
Semiconductor Equipment 13.6%
Advanced Energy Industries, Inc.(b)	777,200	39,147,564
Applied Materials, Inc.	3,918,200	150,223,788
Lam Research Corp.	2,514,097	442,707,341
MKS Instruments, Inc.	34,900	2,892,163
Teradyne, Inc.	3,986,648	162,774,838
Total Semiconductor Equipment		797,745,694
Semiconductors 25.7%
Broadcom, Inc.	1,236,901	340,593,059
Cypress Semiconductor Corp.	3,496,704	53,954,143
Inphi Corp.(a),(b)	2,128,774	92,005,612
Intel Corp.	574,900	30,446,704
Lattice Semiconductor Corp.(a),(b)	3,608,592	42,581,385
Marvell Technology Group Ltd.	10,370,666	206,894,787
Maxim Integrated Products, Inc.	1,216,428	66,210,176
Microchip Technology, Inc.	612,800	53,233,936
Micron Technology, Inc.(b)	5,610,325	229,350,086
NXP Semiconductors NV	408,700	37,322,484
Columbia Seligman Communications and Information Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(b)	5,707,988	122,607,582
Qorvo, Inc.(b)	1,528,398	107,201,836
Synaptics, Inc.(a),(b)	2,834,548	118,682,525
Total Semiconductors		1,501,084,315
Systems Software 9.1%
Carbon Black, Inc.(b)	139,956	1,832,024
Fortinet, Inc.(b)	1,090,502	94,644,668
Microsoft Corp.	1,018,000	114,046,540
Oracle Corp.	2,937,700	153,142,301
Palo Alto Networks, Inc.(b)	297,400	73,240,698
SailPoint Technologies Holding, Inc.(b)	1,239,190	38,216,620
TiVo Corp.	5,677,100	56,941,313
Total Systems Software		532,064,164
Technology Hardware, Storage & Peripherals 11.6%
Apple, Inc.(c)	1,298,100	224,766,015
Electronics for Imaging, Inc.(a),(b)	3,498,861	94,609,201
NetApp, Inc.	1,901,700	123,990,840
Western Digital Corp.	2,519,500	126,730,850
Xerox Corp.	3,462,790	107,000,211
Total Technology Hardware, Storage & Peripherals		677,097,117
Total Information Technology		5,018,945,559
Total Common Stocks (Cost: $3,722,074,365)		5,704,511,849
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Consumer Finance 0.2%
CommonBond, Inc.(b),(d),(e)	1.000%	2,159,244	9,112,010
Total Financials			9,112,010
Total Preferred Stocks (Cost: $10,000,000)			9,112,010

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(a),(f)	143,741,667	143,727,293
Total Money Market Funds (Cost: $143,727,293)		143,727,293
Total Investments in Securities (Cost $3,875,801,658)		5,857,351,152
Other Assets & Liabilities, Net		(9,167,119)
Net Assets		$5,848,184,033

At February 28, 2019, securities and/or cash totaling $68,062,122 were pledged as collateral.
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(7,601,285)	(439)	300.00	1/17/2020	(317,041)	(9,878)
Apple, Inc.	Deutsche Bank	USD	(28,154,190)	(1,626)	290.00	1/17/2020	(1,085,278)	(28,455)
Pagseguro Digital Ltd.	Deutsche Bank	USD	(18,056,647)	(6,419)	27.50	5/17/2019	(1,456,776)	(1,765,225)
Total							(2,859,095)	(1,803,558)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(17,988,915)	(9,017)	15.00	01/17/2020	(965,921)	(604,139)
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	6,827,205	910,179,874	(773,265,412)	143,741,667	(22,824)	(683)	1,270,952	143,727,293
Electronics for Imaging, Inc.
	3,545,935	—	(47,074)	3,498,861	(247,931)	(22,352,691)	—	94,609,201
Inphi Corp. †
	2,605,774	—	(477,000)	2,128,774	(2,104,442)	17,052,142	—	—
Lattice Semiconductor Corp. †
	13,730,177	—	(10,121,585)	3,608,592	17,449,159	15,656,490	—	—
Ooma, Inc. †
	1,029,168	—	(111,974)	917,194	741,871	(3,555,714)	—	—
Synaptics, Inc.
	3,252,298	129,500	(547,250)	2,834,548	(2,539,243)	6,007,677	—	118,682,525
Total					13,276,590	12,807,221	1,270,952	357,019,019

†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $9,112,010, which represents 0.16% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Seligman Communications and Information Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	567,742,967	16,782,753	—	—	584,525,720
Consumer Discretionary	101,040,570	—	—	—	101,040,570
Information Technology	5,018,945,559	—	—	—	5,018,945,559
Total Common Stocks	5,687,729,096	16,782,753	—	—	5,704,511,849
Preferred Stocks
Financials	—	—	9,112,010	—	9,112,010
Money Market Funds	—	—	—	143,727,293	143,727,293
Total Investments in Securities	5,687,729,096	16,782,753	9,112,010	143,727,293	5,857,351,152
Investments in Derivatives
Liability
Options Contracts Written	(2,407,697)	—	—	—	(2,407,697)
Total	5,685,321,399	16,782,753	9,112,010	143,727,293	5,854,943,455
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, purchase price of the security, discount rates observed in the market for similar assets as well as estimated future cash flows. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Seligman Communications and Information Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 4.7%
Diversified Telecommunication Services 4.7%
Verizon Communications, Inc.	950,000	54,074,000
Total Communication Services		54,074,000
Consumer Discretionary 5.4%
Internet & Direct Marketing Retail 2.7%
Qurate Retail, Inc.(a)	1,698,000	30,580,980
Specialty Retail 2.7%
Lowe’s Companies, Inc.	293,100	30,801,879
Total Consumer Discretionary		61,382,859
Consumer Staples 5.2%
Food Products 2.9%
Tyson Foods, Inc., Class A	540,321	33,316,193
Tobacco 2.3%
Philip Morris International, Inc.	295,733	25,711,027
Total Consumer Staples		59,027,220
Energy 13.6%
Energy Equipment & Services 3.8%
Halliburton Co.	675,000	20,715,750
TechnipFMC PLC	1,000,000	22,290,000
Total		43,005,750
Oil, Gas & Consumable Fuels 9.8%
Anadarko Petroleum Corp.	550,000	23,925,000
Chevron Corp.	140,500	16,800,990
Marathon Petroleum Corp.	350,000	21,703,500
Valero Energy Corp.	200,000	16,312,000
Williams Companies, Inc. (The)	1,250,000	33,362,500
Total		112,103,990
Total Energy		155,109,740
Financials 21.8%
Banks 11.8%
Bank of America Corp.	1,275,000	37,077,000
Citigroup, Inc.	525,000	33,589,500
JPMorgan Chase & Co.	325,000	33,917,000
Wells Fargo & Co.	599,980	29,933,002
Total		134,516,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.2%
Morgan Stanley	612,369	25,707,251
Insurance 7.8%
American International Group, Inc.	775,000	33,480,000
MetLife, Inc.	700,000	31,633,000
Unum Group	650,000	24,284,000
Total		89,397,000
Total Financials		249,620,753
Health Care 10.8%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	325,000	24,287,250
Health Care Providers & Services 5.2%
Cigna Corp.	150,000	26,166,000
Humana, Inc.	118,073	33,655,528
Total		59,821,528
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	774,000	39,984,840
Total Health Care		124,093,618
Industrials 8.8%
Aerospace & Defense 2.7%
United Technologies Corp.	250,000	31,417,500
Industrial Conglomerates 2.4%
Honeywell International, Inc.	175,000	26,962,250
Road & Rail 3.7%
CSX Corp.	356,775	25,926,839
Union Pacific Corp.	95,800	16,065,660
Total		41,992,499
Total Industrials		100,372,249
Information Technology 11.9%
Electronic Equipment, Instruments & Components 3.3%
Corning, Inc.	1,075,000	37,420,750
IT Services 3.4%
Teradata Corp.(a)	800,000	38,696,000
Columbia Select Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	940,800	36,070,272
QUALCOMM, Inc.	450,000	24,025,500
Total		60,095,772
Total Information Technology		136,212,522
Materials 9.0%
Chemicals 4.9%
FMC Corp.	625,000	55,937,500
Metals & Mining 4.1%
Barrick Gold Corp.	943,400	11,924,576
Freeport-McMoRan, Inc.	2,750,500	35,481,450
Total		47,406,026
Total Materials		103,343,526
Utilities 6.0%
Electric Utilities 2.9%
NextEra Energy, Inc.	175,000	32,851,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	2,100,000	36,183,000
Total Utilities		69,034,000
Total Common Stocks (Cost $761,527,613)		1,112,270,487

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	28,038,961	28,036,157
Total Money Market Funds (Cost $28,036,157)		28,036,157
Total Investments in Securities (Cost: $789,563,770)		1,140,306,644
Other Assets & Liabilities, Net		4,181,686
Net Assets		1,144,488,330

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	33,900,586	187,434,202	(193,295,827)	28,038,961	172	(3,390)	639,006	28,036,157
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	54,074,000	—	—	—	54,074,000
Consumer Discretionary	61,382,859	—	—	—	61,382,859
Consumer Staples	59,027,220	—	—	—	59,027,220
Energy	155,109,740	—	—	—	155,109,740
Financials	249,620,753	—	—	—	249,620,753
Health Care	124,093,618	—	—	—	124,093,618
Industrials	100,372,249	—	—	—	100,372,249
Information Technology	136,212,522	—	—	—	136,212,522
Materials	103,343,526	—	—	—	103,343,526
Utilities	69,034,000	—	—	—	69,034,000
Total Common Stocks	1,112,270,487	—	—	—	1,112,270,487
Money Market Funds	—	—	—	28,036,157	28,036,157
Total Investments in Securities	1,112,270,487	—	—	28,036,157	1,140,306,644
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 2.7%
Wireless Telecommunication Services 2.7%
Telephone & Data Systems, Inc.	469,927	15,061,160
Total Communication Services		15,061,160
Consumer Discretionary 9.0%
Auto Components 3.3%
American Axle & Manufacturing Holdings, Inc.(a)	462,016	7,438,458
Motorcar Parts of America, Inc.(a)	520,767	10,774,669
Total		18,213,127
Hotels, Restaurants & Leisure 2.5%
Texas Roadhouse, Inc.	211,547	13,393,040
Household Durables 3.2%
Lennar Corp., Class A	255,940	12,280,001
William Lyon Homes, Inc., Class A(a)	383,597	5,427,898
Total		17,707,899
Total Consumer Discretionary		49,314,066
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	572,700	11,511,270
Total Consumer Staples		11,511,270
Energy 4.4%
Energy Equipment & Services 3.2%
Exterran Corp.(a)	471,042	8,040,687
Patterson-UTI Energy, Inc.	551,140	7,308,116
Tetra Technologies, Inc.(a)	1,023,900	2,447,121
Total		17,795,924
Oil, Gas & Consumable Fuels 1.2%
Callon Petroleum Co.(a)	830,300	6,351,795
Total Energy		24,147,719
Financials 22.5%
Banks 2.6%
Opus Bank	630,768	14,362,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 9.8%
Hanover Insurance Group, Inc. (The)	152,644	18,120,369
Lincoln National Corp.	239,627	14,981,480
National General Holdings Corp.	807,953	20,853,267
Total		53,955,116
Mortgage Real Estate Investment Trusts (REITS) 3.3%
Ladder Capital Corp., Class A	988,817	18,144,792
Thrifts & Mortgage Finance 6.8%
Axos Financial, Inc.(a)	567,860	18,330,521
Radian Group, Inc.	924,646	18,825,793
Total		37,156,314
Total Financials		123,618,809
Health Care 8.6%
Biotechnology 2.0%
Ligand Pharmaceuticals, Inc.(a)	88,316	10,958,249
Health Care Equipment & Supplies 1.7%
Dentsply Sirona, Inc.	225,698	9,425,149
Health Care Providers & Services 2.7%
WellCare Health Plans, Inc.(a)	58,149	14,745,423
Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc.(a)	891,045	12,055,839
Total Health Care		47,184,660
Industrials 13.4%
Aerospace & Defense 3.1%
Cubic Corp.	275,235	16,982,000
Airlines 2.7%
Spirit Airlines, Inc.(a)	263,979	14,848,819
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	198,658	16,568,077
Construction & Engineering 2.5%
Granite Construction, Inc.	285,690	13,301,726
Road & Rail 2.1%
Knight-Swift Transportation Holdings, Inc.	344,700	11,592,261
Total Industrials		73,292,883
Columbia Select Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.1%
Communications Equipment 6.3%
Extreme Networks, Inc.(a)	1,658,333	13,631,498
Viavi Solutions, Inc.(a)	1,585,316	20,815,199
Total		34,446,697
Electronic Equipment, Instruments & Components 1.6%
Belden, Inc.	141,400	8,737,106
IT Services 6.8%
CACI International, Inc., Class A(a)	109,553	19,967,130
EPAM Systems, Inc.(a)	106,126	17,169,064
Total		37,136,194
Semiconductors & Semiconductor Equipment 3.2%
KLA-Tencor Corp.	49,987	5,773,085
MACOM Technology Solutions Holdings, Inc.(a)	605,200	11,553,268
Total		17,326,353
Technology Hardware, Storage & Peripherals 3.2%
Electronics for Imaging, Inc.(a)	658,403	17,803,217
Total Information Technology		115,449,567
Materials 9.7%
Chemicals 2.5%
Minerals Technologies, Inc.	234,721	13,895,483
Construction Materials 1.7%
Summit Materials, Inc., Class A(a)	549,000	9,333,000
Containers & Packaging 3.0%
Owens-Illinois, Inc.	829,739	16,528,401
Metals & Mining 2.5%
Warrior Met Coal, Inc.	461,673	13,517,786
Total Materials		53,274,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Gaming and Leisure Properties, Inc.	435,511	15,843,890
Total Real Estate		15,843,890
Utilities 1.8%
Electric Utilities 1.8%
Portland General Electric Co.	191,300	9,591,782
Total Utilities		9,591,782
Total Common Stocks (Cost $418,049,259)		538,290,476

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(e),(f)	2,407,967	2,407,726
Total Money Market Funds (Cost $2,407,726)		2,407,726
Total Investments in Securities (Cost: $420,456,985)		540,698,202
Other Assets & Liabilities, Net		7,701,721
Net Assets		548,399,923

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities rounds to zero, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2019.
2	Columbia Select Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	8,064,683	78,729,577	(84,386,293)	2,407,967	(758)	(54)	117,106	2,407,726
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Small Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	15,061,160	—	—	—	15,061,160
Consumer Discretionary	49,314,066	—	—	—	49,314,066
Consumer Staples	11,511,270	—	—	—	11,511,270
Energy	24,147,719	—	—	—	24,147,719
Financials	123,618,809	—	—	—	123,618,809
Health Care	47,184,660	—	—	—	47,184,660
Industrials	73,292,883	—	—	—	73,292,883
Information Technology	115,449,567	—	—	—	115,449,567
Materials	53,274,670	—	—	—	53,274,670
Real Estate	15,843,890	—	—	—	15,843,890
Utilities	9,591,782	—	—	—	9,591,782
Total Common Stocks	538,290,476	—	—	—	538,290,476
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	2,407,726	2,407,726
Total Investments in Securities	538,290,476	—	0*	2,407,726	540,698,202

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
4	Columbia Select Small Cap Value Fund | Quarterly Report 2019

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 92.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 92.0%
U.S. Treasury Bills
06/20/2019	2.420%	100,000,000	99,261,831
07/18/2019	2.440%	120,000,000	118,886,056
08/15/2019	2.470%	137,000,000	135,460,583
Total			353,608,470
Total Treasury Bills (Cost $353,610,671)			353,608,470

Options Purchased Calls 0.2%
Value ($)
(Cost $1,421,943)	617,073
Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(a),(b)	13,765,256	13,763,879
Total Money Market Funds (Cost $13,763,879)		13,763,879
Total Investments in Securities (Cost: $368,796,493)		367,989,422
Other Assets & Liabilities, Net		16,210,022
Net Assets		384,199,444
At February 28, 2019, securities and/or cash totaling $22,441,298 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	300	03/2019	USD	19,893,000	1,681,019	—
Coffee	178	05/2019	USD	6,571,538	—	(346,572)
Copper	558	05/2019	USD	41,124,600	2,049,759	—
Corn	1,015	05/2019	USD	18,815,563	—	(622,889)
Cotton	133	05/2019	USD	4,842,530	30,555	—
Gas Oil	172	05/2019	USD	10,616,700	665,983	—
Gold 100 oz.	202	04/2019	USD	26,585,220	406,378	—
Lean Hogs	266	04/2019	USD	5,945,100	—	(840,204)
Live Cattle	255	04/2019	USD	13,244,700	372,261	—
Live Cattle	36	06/2019	USD	1,730,160	23,186	—
Natural Gas	149	03/2019	USD	4,189,880	—	(5,032)
Natural Gas	1,056	04/2019	USD	29,810,880	1,062,915	—
Nickel	156	05/2019	USD	12,208,248	437,455	—
NY Harbor ULSD	107	04/2019	USD	9,085,520	545,752	—
Primary Aluminum	394	05/2019	USD	18,798,725	321,319	—
RBOB Gasoline	303	04/2019	USD	22,471,571	1,636,392	—
Silver	217	05/2019	USD	16,962,890	—	(193,568)
Soybean	415	05/2019	USD	18,887,688	—	(355,969)
Soybean Meal	383	05/2019	USD	11,719,800	—	(198,545)
Soybean Oil	645	05/2019	USD	11,706,750	—	(206,465)
Sugar #11	729	04/2019	USD	10,434,614	125,688	—
Wheat	189	05/2019	USD	4,342,275	—	(581,241)
Wheat	380	05/2019	USD	8,445,500	—	(1,062,651)
WTI Crude	559	04/2019	USD	32,203,990	2,115,124	—
Zinc	52	05/2019	USD	3,627,650	140,522	—
Total					11,614,308	(4,413,136)

Columbia Commodity Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	(13)	03/2019	USD	(1,013,259)	1,010	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Coffee C	UBS	USD	6,829,969	185	112.50	04/12/2019	168,093	47,869
Corn	UBS	USD	2,780,625	150	390.00	04/26/2019	24,933	22,500
Corn	UBS	USD	5,978,000	305	500.00	11/22/2019	81,197	72,437
Gold	UBS	USD	14,608,710	111	1,310.00	03/26/2019	230,548	163,170
Natural Gas	UBS	USD	55,649,480	1,979	4.00	03/26/2019	660,428	19,790
Nickel (a)	UBS	USD	3,429,492	44	12,500.00	03/06/2019	47,665	135,757
Soybean	UBS	USD	4,152,500	88	1,000.00	10/25/2019	111,977	118,800
Wheat	UBS	USD	3,216,500	140	510.00	04/26/2019	39,096	26,250
Wheat	UBS	USD	3,216,500	140	540.00	04/26/2019	58,006	10,500
Total							1,421,943	617,073
(a)	Valuation based on significant unobservable inputs.

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(6,829,969)	(185)	130.00	4/12/2019	(33,863)	(7,631)
Soybean	UBS	USD	(4,152,500)	(88)	1,200.00	10/25/2019	(18,923)	(18,150)
Wheat	UBS	USD	(3,216,500)	(140)	640.00	4/26/2019	(15,472)	(875)
Wheat	UBS	USD	(3,216,500)	(140)	620.00	4/26/2019	(7,619)	(1,750)
Wheat	UBS	USD	(3,216,500)	(140)	550.00	4/26/2019	(11,662)	(7,875)
Total							(87,539)	(36,281)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(6,829,969)	(185)	100.00	04/12/2019	(132,654)	(321,206)
Soybean	UBS	USD	(802,188)	(17)	840.00	10/25/2019	(10,349)	(8,287)
Wheat	UBS	USD	(3,216,500)	(140)	480.00	04/26/2019	(44,979)	(206,500)
Wheat	UBS	USD	(3,216,500)	(140)	490.00	04/26/2019	(41,479)	(259,875)
Total							(229,461)	(795,868)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	65,647,013	554,988,973	(606,870,730)	13,765,256	179	(6,091)	466,052	13,763,879
Currency Legend
USD	US Dollar
2	Columbia Commodity Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	353,608,470	—	—	—	353,608,470
Options Purchased Calls	481,316	—	135,757	—	617,073
Money Market Funds	—	—	—	13,763,879	13,763,879
Total Investments in Securities	354,089,786	—	135,757	13,763,879	367,989,422
Investments in Derivatives
Columbia Commodity Strategy Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	11,615,318	—	—	—	11,615,318
Liability
Futures Contracts	(4,413,136)	—	—	—	(4,413,136)
Options Contracts Written	(832,149)	—	—	—	(832,149)
Total	360,459,819	—	135,757	13,763,879	374,359,455
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain options classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
4	Columbia Commodity Strategy Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 39.0%
Issuer	Shares	Value ($)
Communication Services 1.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	190,000	5,912,800
Verizon Communications, Inc.	135,000	7,684,200
Total		13,597,000
Total Communication Services		13,597,000
Consumer Discretionary 4.7%
Automobiles 1.0%
General Motors Co.	210,000	8,290,800
Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	75,000	4,332,000
Extended Stay America, Inc.	450,000	8,208,000
Six Flags Entertainment Corp.	100,000	5,571,000
Total		18,111,000
Leisure Products 0.5%
Hasbro, Inc.	45,000	3,820,500
Specialty Retail 0.5%
Home Depot, Inc. (The)	23,500	4,350,790
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	130,000	4,542,200
Total Consumer Discretionary		39,115,290
Consumer Staples 3.0%
Food Products 1.9%
ConAgra Foods, Inc.	275,000	6,426,750
General Mills, Inc.	200,000	9,426,000
Total		15,852,750
Tobacco 1.1%
Philip Morris International, Inc.	110,000	9,563,400
Total Consumer Staples		25,416,150
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
BP PLC, ADR	200,000	8,530,000
Suncor Energy, Inc.	260,000	8,959,600
Valero Energy Corp.	50,000	4,078,000
Total		21,567,600
Total Energy		21,567,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.6%
Banks 3.8%
Bank of America Corp.	290,000	8,433,200
BB&T Corp.	135,000	6,880,950
JPMorgan Chase & Co.	75,000	7,827,000
PacWest Bancorp	215,000	8,819,300
Total		31,960,450
Capital Markets 1.6%
Ares Capital Corp.	525,000	9,093,000
TCG BDC, Inc.	300,000	4,485,000
Total		13,578,000
Insurance 0.8%
Prudential Financial, Inc.	70,000	6,709,500
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	100,000	3,448,000
Starwood Property Trust, Inc.	375,000	8,411,250
Total		11,859,250
Total Financials		64,107,200
Health Care 4.7%
Biotechnology 0.9%
Gilead Sciences, Inc.	115,000	7,477,300
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	80,000	4,132,800
Johnson & Johnson	77,500	10,589,600
Merck & Co., Inc.	105,000	8,535,450
Pfizer, Inc.	200,000	8,670,000
Total		31,927,850
Total Health Care		39,405,150
Industrials 2.2%
Aerospace & Defense 1.6%
Boeing Co. (The)	16,000	7,039,360
Lockheed Martin Corp.	21,000	6,497,610
Total		13,536,970
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	110,000	4,497,900
Total Industrials		18,034,870
Columbia Flexible Capital Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.5%
Communications Equipment 0.8%
Cisco Systems, Inc.	132,500	6,859,525
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	190,000	6,613,900
IT Services 1.3%
Automatic Data Processing, Inc.	30,000	4,590,900
International Business Machines Corp.	45,000	6,215,850
Total		10,806,750
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	42,500	4,545,800
Broadcom, Inc.	30,000	8,260,800
Intel Corp.	175,000	9,268,000
Lam Research Corp.	57,500	10,125,175
Texas Instruments, Inc.	80,000	8,462,400
Total		40,662,175
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp.	135,000	6,790,500
Total Information Technology		71,732,850
Materials 0.5%
Chemicals 0.5%
DowDuPont, Inc.	75,000	3,992,250
Total Materials		3,992,250
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Alexandria Real Estate Equities, Inc.	50,000	6,794,500
Digital Realty Trust, Inc.	55,000	6,221,600
Duke Realty Corp.	140,000	4,139,800
Total		17,155,900
Total Real Estate		17,155,900
Utilities 1.6%
Electric Utilities 1.6%
American Electric Power Co., Inc.	105,000	8,520,750
Edison International	75,000	4,491,750
Total		13,012,500
Total Utilities		13,012,500
Total Common Stocks (Cost $303,504,458)		327,136,760
Convertible Bonds 15.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
08/15/2026	3.375%	9,800,000	8,417,220
Gaming 0.5%
Caesars Entertainment Corp.
10/01/2024	5.000%	3,000,000	4,270,527
Health Care 0.7%
Invacare Corp.
02/15/2021	5.000%	4,100,000	3,910,375
Novavax, Inc.
02/01/2023	3.750%	6,840,000	2,145,202
Total			6,055,577
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	7,508,000	6,012,594
Independent Energy 1.0%
Chesapeake Energy Corp.
09/15/2026	5.500%	9,500,000	8,701,297
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	4,300,000	4,129,974
Metals and Mining 0.6%
Endeavour Mining Corp.(a)
02/15/2023	3.000%	5,000,000	4,656,500
Oil Field Services 0.1%
Bristow Group, Inc.
06/01/2023	4.500%	4,526,000	1,037,092
Other Industry 0.5%
Green Plains, Inc.
09/01/2022	4.125%	4,500,000	4,187,813
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,000,000	5,008,575
IH Merger Sub LLC
01/15/2022	3.500%	5,900,000	6,575,178
Total			11,583,753
Pharmaceuticals 5.4%
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	3,000,000	2,244,375
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	4,900,000	4,529,437

2	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clovis Oncology, Inc.
05/01/2025	1.250%	8,500,000	6,804,522
Dermira, Inc.
05/15/2022	3.000%	5,500,000	4,293,438
Insmed, Inc.
01/15/2025	1.750%	6,500,000	6,532,500
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,740,000	5,367,250
Medicines Co. (The)
07/15/2023	2.750%	8,000,000	6,420,264
Radius Health, Inc.
09/01/2024	3.000%	5,500,000	4,485,580
Tilray, Inc.(a)
10/01/2023	5.000%	5,250,000	4,518,281
Total			45,195,647
Property & Casualty 1.0%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,400,000	4,076,933
MGIC Investment Corp.(a),(b)
Junior Subordinated
04/01/2063	9.000%	3,089,000	3,959,104
Total			8,036,037
Retailers 0.4%
GNC Holdings, Inc.
08/15/2020	1.500%	4,700,000	3,596,661
Technology 1.5%
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	7,000,000	8,136,842
Veeco Instruments, Inc.
01/15/2023	2.700%	5,000,000	4,235,880
Total			12,372,722
Wireless 0.5%
Gogo, Inc.(a)
05/15/2022	6.000%	4,500,000	4,303,399
Total Convertible Bonds (Cost $145,078,948)			132,556,813
Convertible Preferred Stocks 11.7%
Issuer		Shares	Value ($)
Consumer Staples 0.5%
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	42,500	4,274,178
Total Consumer Staples			4,274,178
Energy 0.4%
Energy Equipment & Services 0.4%
Nabors Industries Ltd.	6.000%	145,000	3,708,694
Total Energy			3,708,694
Financials 3.4%
Banks 2.0%
Bank of America Corp.	7.250%	6,200	8,046,484
Wells Fargo & Co.	7.500%	6,500	8,356,701
Total			16,403,185
Capital Markets 0.9%
AMG Capital Trust II	5.150%	87,500	4,451,011
Cowen, Inc.	5.625%	3,700	3,156,064
Total			7,607,075
Insurance 0.5%
Assurant, Inc.	6.500%	40,000	4,354,620
Total Financials			28,364,880
Health Care 2.0%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.125%	135,000	8,329,500
Danaher Corp.	4.750%	8,100	8,277,876
Total			16,607,376
Total Health Care			16,607,376
Industrials 1.3%
Machinery 1.3%
Fortive Corp.	5.000%	6,500	6,757,967
Rexnord Corp.	5.750%	75,000	4,215,413
Total			10,973,380
Total Industrials			10,973,380
Information Technology 1.0%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc.	6.750%	100,000	8,323,000
Total Information Technology			8,323,000

Columbia Flexible Capital Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
Crown Castle International Corp.	6.875%	8,000	8,876,639
Total Real Estate			8,876,639
Utilities 2.0%
Multi-Utilities 2.0%
CenterPoint Energy, Inc.	7.000%	160,000	8,367,568
DTE Energy Co.	6.500%	155,000	8,590,921
Total			16,958,489
Total Utilities			16,958,489
Total Convertible Preferred Stocks (Cost $99,299,348)			98,086,636

Corporate Bonds & Notes 28.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(a)
09/15/2025	5.750%	8,650,000	8,738,135
Cable and Satellite 1.4%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	7,400,000	7,956,665
Telesat Canada/LLC(a)
11/15/2024	8.875%	3,600,000	3,864,827
Total			11,821,492
Chemicals 1.0%
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	8,500,000	8,475,664
Consumer Products 1.0%
Mattel, Inc.(a)
12/31/2025	6.750%	8,746,000	8,620,093
Electric 1.2%
Covanta Holding Corp.
07/01/2025	5.875%	4,666,000	4,658,226
01/01/2027	6.000%	5,000,000	5,009,590
Total			9,667,816
Finance Companies 2.7%
Fortress Transportation & Infrastructure Investors LLC(a)
10/01/2025	6.500%	6,000,000	5,875,314
iStar, Inc.
04/01/2022	6.000%	8,157,000	8,155,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2025	6.875%	6,100,000	6,249,145
03/15/2026	7.125%	2,091,000	2,117,018
Total			22,396,911
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	4,172,000	3,754,254
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	4,600,000	4,612,590
Total			8,366,844
Health Care 1.1%
Quotient Ltd.(a),(c),(d)
04/15/2024	12.000%	1,330,000	1,330,000
04/15/2024	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	8,000,000	7,405,336
Total			9,305,336
Healthcare Insurance 1.0%
Centene Corp.
01/15/2025	4.750%	7,523,000	7,593,460
Centene Corp.(a)
06/01/2026	5.375%	1,034,000	1,072,550
Total			8,666,010
Home Construction 0.8%
Lennar Corp.
11/29/2027	4.750%	6,500,000	6,315,289
Independent Energy 1.4%
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	8,600,000	7,496,053
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	4,169,067	4,346,252
Total			11,842,305
Lodging 1.0%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	8,132,000	8,411,692
Media and Entertainment 1.4%
Lions Gate Capital Holdings LLC(a)
11/01/2024	5.875%	7,950,000	8,035,717
Meredith Corp.(a)
02/01/2026	6.875%	4,000,000	4,139,444
Total			12,175,161

4	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 2.0%
CONSOL Energy, Inc.(a)
11/15/2025	11.000%	3,600,000	4,078,314
Constellium NV(a)
03/01/2025	6.625%	8,400,000	8,466,511
Warrior Met Coal, Inc.(a)
11/01/2024	8.000%	4,000,000	4,119,828
Total			16,664,653
Midstream 1.0%
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,111,000	3,043,998
Summit Midstream Partners LP(b)
Junior Subordinated
12/31/2049	9.500%	5,600,000	5,275,027
Total			8,319,025
Oil Field Services 0.4%
SESI LLC
09/15/2024	7.750%	3,500,000	2,998,391
Other Industry 0.9%
WeWork Companies, Inc.(a)
05/01/2025	7.875%	8,200,000	7,600,350
Packaging 2.0%
BWAY Holding Co.(a)
04/15/2025	7.250%	8,700,000	8,253,673
Novolex (a)
01/15/2025	6.875%	9,000,000	8,494,101
Total			16,747,774
Pharmaceuticals 1.4%
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	7,700,000	7,998,375
Horizon Pharma, Inc.(a)
11/01/2024	8.750%	3,700,000	4,001,073
Total			11,999,448
Restaurants 0.5%
IRB Holding Corp.(a)
02/15/2026	6.750%	4,500,000	4,246,124
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,613,000	1,096,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	4,169,207
Technology 1.6%
Diebold, Inc.
04/15/2024	8.500%	6,000,000	5,151,216
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	3,450,000	3,767,417
Informatica LLC(a)
07/15/2023	7.125%	4,232,000	4,285,158
Total			13,203,791
Transportation Services 1.1%
Hertz Corp. (The)(a)
06/01/2022	7.625%	3,450,000	3,526,942
Hertz Corp. (The)
10/15/2022	6.250%	5,600,000	5,316,533
Total			8,843,475
Wirelines 0.5%
Frontier Communications Corp.
09/15/2025	11.000%	6,740,000	4,310,567
Total Corporate Bonds & Notes (Cost $241,153,554)			235,001,845

Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	140,000	4,207,000
Total Energy		4,207,000
Total Limited Partnerships (Cost $3,279,767)		4,207,000

Preferred Debt 1.2%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.7%
Citigroup Capital XIII(b)
10/30/2040	8.890%	222,500	5,945,200

Columbia Flexible Capital Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Preferred Debt (continued)
Issuer	Coupon Rate	Shares	Value ($)
Finance Companies 0.5%
GMAC Capital Trust I(b)
02/15/2040	8.099%	150,000	3,898,500
Total Preferred Debt (Cost $9,728,434)			9,843,700

Senior Loans 0.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
CNX Resources Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 11/28/2022	8.500%	1,001,637	1,010,401
Oil Field Services 0.6%
BCP Raptor LLC/EagleClaw Midstream Ventures(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	6.879%	5,084,570	4,850,477
Total Senior Loans (Cost $6,031,138)			5,860,878
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(c),(d),(g),(h)	16,125	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 2.9%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.220%(i)	24,881,113	24,881,113
Total Money Market Funds (Cost $24,881,113)		24,881,113
Total Investments in Securities (Cost: $832,956,760)		837,574,745
Other Assets & Liabilities, Net		1,625,108
Net Assets		839,199,853

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $175,850,791, which represents 20.95% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $1,900,000, which represents 0.23% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(f)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(g)	Non-income producing investment.
(h)	Negligible market value.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,597,000	—	—	13,597,000
Consumer Discretionary	39,115,290	—	—	39,115,290
Consumer Staples	25,416,150	—	—	25,416,150
Energy	21,567,600	—	—	21,567,600
Financials	64,107,200	—	—	64,107,200
Health Care	39,405,150	—	—	39,405,150
Industrials	18,034,870	—	—	18,034,870
Information Technology	71,732,850	—	—	71,732,850
Materials	3,992,250	—	—	3,992,250
Columbia Flexible Capital Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Real Estate	17,155,900	—	—	17,155,900
Utilities	13,012,500	—	—	13,012,500
Total Common Stocks	327,136,760	—	—	327,136,760
Convertible Bonds	—	132,556,813	—	132,556,813
Convertible Preferred Stocks
Consumer Staples	—	4,274,178	—	4,274,178
Energy	—	3,708,694	—	3,708,694
Financials	8,046,484	20,318,396	—	28,364,880
Health Care	—	16,607,376	—	16,607,376
Industrials	—	10,973,380	—	10,973,380
Information Technology	—	8,323,000	—	8,323,000
Real Estate	—	8,876,639	—	8,876,639
Utilities	—	16,958,489	—	16,958,489
Total Convertible Preferred Stocks	8,046,484	90,040,152	—	98,086,636
Corporate Bonds & Notes	—	233,101,845	1,900,000	235,001,845
Limited Partnerships
Energy	4,207,000	—	—	4,207,000
Total Limited Partnerships	4,207,000	—	—	4,207,000
Preferred Debt	9,843,700	—	—	9,843,700
Senior Loans	—	5,860,878	—	5,860,878
Warrants
Energy	—	—	0*	0*
Total Warrants	—	—	0*	0*
Money Market Funds	24,881,113	—	—	24,881,113
Total Investments in Securities	374,115,057	461,559,688	1,900,000	837,574,745

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	35,569,300	35,569,300	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Certain warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
8	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 8.4%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	1,475,081	45,904,521
CenturyLink, Inc.	225,724	2,977,299
Total		48,881,820
Entertainment 0.9%
Liberty Braves Group, Class C(a)	624	17,372
Liberty Media Group LLC, Class C(a)	1,007	31,338
Madison Square Garden Co. (The), Class A(a)	1,307	376,599
Viacom, Inc., Class B	63,718	1,861,840
Walt Disney Co. (The)	216,254	24,402,101
Total		26,689,250
Interactive Media & Services 1.8%
Alphabet, Inc., Class A(a)	29,831	33,606,113
Facebook, Inc., Class A(a)	122,192	19,727,899
Total		53,334,012
Media 3.6%
Altice U.S.A., Inc., Class A	23,464	511,750
Charter Communications, Inc., Class A(a)	79,694	27,487,258
Comcast Corp., Class A	1,651,357	63,857,975
Discovery, Inc., Class A(a)	39,002	1,127,158
Discovery, Inc., Class C(a)	48,814	1,330,181
DISH Network Corp., Class A(a)	13,531	439,893
Liberty Broadband Corp., Class A(a)	2,117	189,090
Liberty Broadband Corp., Class C(a)	12,203	1,092,168
Liberty SiriusXM Group, Class A(a)	5,812	237,711
Liberty SiriusXM Group, Class C(a)	11,414	470,371
News Corp., Class A	33,474	435,831
News Corp., Class B	22,496	299,422
TEGNA, Inc.	495,928	6,531,372
Total		104,010,180
Wireless Telecommunication Services 0.4%
Sprint Corp.(a)	98,038	622,542
T-Mobile U.S.A., Inc.(a)	145,853	10,532,045
Total		11,154,587
Total Communication Services		244,069,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.5%
Auto Components 0.9%
Autoliv, Inc.	13,035	1,066,393
BorgWarner, Inc.	502,419	20,403,235
Gentex Corp.	51,256	1,042,547
Goodyear Tire & Rubber Co. (The)	57,742	1,142,137
Lear Corp.	12,768	1,941,630
Veoneer, Inc.(a)	12,571	384,170
Total		25,980,112
Automobiles 1.3%
Ford Motor Co.	532,826	4,672,884
General Motors Co.	814,987	32,175,687
Harley-Davidson, Inc.	13,467	499,895
Total		37,348,466
Distributors 0.1%
LKQ Corp.(a)	71,795	1,988,721
Hotels, Restaurants & Leisure 0.8%
Aramark	31,792	963,298
Carnival Corp.	45,175	2,609,308
Hyatt Hotels Corp., Class A	5,864	426,723
McDonald’s Corp.	46,665	8,578,893
MGM Resorts International	82,729	2,213,001
Norwegian Cruise Line Holdings Ltd.(a)	51,305	2,848,967
Royal Caribbean Cruises Ltd.	39,212	4,645,838
Total		22,286,028
Household Durables 1.2%
D.R. Horton, Inc.	102,152	3,972,691
Garmin Ltd.	19,160	1,608,865
Lennar Corp., Class A	39,137	1,877,793
Lennar Corp., Class B	1,977	76,055
Mohawk Industries, Inc.(a)	23,737	3,231,081
Newell Brands, Inc.	20,427	331,530
NVR, Inc.(a)	6,900	18,078,000
PulteGroup, Inc.	79,352	2,142,504
Multi-Manager Value Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toll Brothers, Inc.	13,054	464,723
Whirlpool Corp.	15,784	2,233,594
Total		34,016,836
Internet & Direct Marketing Retail 0.0%
Qurate Retail, Inc.(a)	106,793	1,923,342
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	22,664	2,183,223
Kohl’s Corp.	56,283	3,800,791
Macy’s, Inc.	104,428	2,588,770
Target Corp.	43,485	3,158,751
Total		11,731,535
Specialty Retail 1.9%
Advance Auto Parts, Inc.	9,967	1,612,461
CarMax, Inc.(a)	10,385	644,909
Foot Locker, Inc.	38,294	2,279,259
Gap, Inc. (The)	30,378	771,601
Home Depot, Inc. (The)	80,246	14,856,744
TJX Companies, Inc. (The)	673,464	34,541,969
Total		54,706,943
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc.	572,601	10,644,652
PVH Corp.	15,238	1,749,932
Ralph Lauren Corp.	12,572	1,573,637
Tapestry, Inc.	9,889	345,522
VF Corp.	125,869	10,995,916
Total		25,309,659
Total Consumer Discretionary		215,291,642
Consumer Staples 7.2%
Beverages 1.3%
Constellation Brands, Inc., Class A	7,765	1,313,527
Molson Coors Brewing Co., Class B	34,779	2,144,473
PepsiCo, Inc.	306,756	35,473,264
Total		38,931,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.3%
Kroger Co. (The)	67,032	1,966,049
U.S. Foods Holding Corp.(a)	62,465	2,201,267
Walgreens Boots Alliance, Inc.	112,124	7,982,107
Walmart, Inc.	244,865	24,239,186
Total		36,388,609
Food Products 1.0%
Archer-Daniels-Midland Co.	40,704	1,729,920
Bunge Ltd.	20,487	1,087,450
ConAgra Foods, Inc.	9,113	212,971
Hershey Co. (The)	39,590	4,381,821
Ingredion, Inc.	9,157	846,564
JM Smucker Co. (The)	29,913	3,168,086
Kraft Heinz Co. (The)	31,395	1,042,000
Mondelez International, Inc., Class A	280,733	13,239,368
Post Holdings, Inc.(a)	14,533	1,480,622
Tyson Foods, Inc., Class A	33,992	2,095,947
Total		29,284,749
Household Products 2.2%
Kimberly-Clark Corp.	198,031	23,135,962
Procter & Gamble Co. (The)	403,862	39,800,600
Total		62,936,562
Tobacco 1.4%
Philip Morris International, Inc.	451,239	39,230,719
Total Consumer Staples		206,771,903
Energy 8.4%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	29,053	766,418
Helmerich & Payne, Inc.	13,946	755,873
National Oilwell Varco, Inc.	45,423	1,278,203
Schlumberger Ltd.	61,454	2,707,664
TechnipFMC PLC	48,738	1,086,370
Total		6,594,528
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	32,385	1,408,747
Apache Corp.	77,582	2,574,171
Chevron Corp.	388,081	46,406,726
Cimarex Energy Co.	249,148	17,916,233

2	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Concho Resources, Inc.	28,646	3,151,060
ConocoPhillips Co.	342,102	23,211,621
Devon Energy Corp.	733,124	21,634,489
Diamondback Energy, Inc.	18,047	1,857,578
Exxon Mobil Corp.	697,929	55,157,329
Hess Corp.	31,483	1,821,291
HollyFrontier Corp.	48,869	2,502,093
Kinder Morgan, Inc.	224,444	4,300,347
Marathon Oil Corp.	194,588	3,230,161
Marathon Petroleum Corp.	125,340	7,772,333
Murphy Oil Corp.	23,574	681,289
Noble Energy, Inc.	331,294	7,338,162
Occidental Petroleum Corp.	105,617	6,986,564
Parsley Energy, Inc., Class A(a)	10,404	188,728
PBF Energy, Inc., Class A	14,198	441,132
Phillips 66	36,699	3,536,316
Pioneer Natural Resources Co.	10,924	1,539,738
Suncor Energy, Inc.	185,735	6,400,428
Targa Resources Corp.	28,379	1,141,971
Valero Energy Corp.	167,050	13,624,598
Williams Companies, Inc. (The)	62,503	1,668,205
WPX Energy, Inc.(a)	13,488	166,442
Total		236,657,752
Total Energy		243,252,280
Financials 22.5%
Banks 10.5%
Bank of America Corp.	1,120,378	32,580,592
BB&T Corp.	263,725	13,442,063
CIT Group, Inc.	15,661	798,241
Citigroup, Inc.	980,943	62,760,733
Citizens Financial Group, Inc.	33,443	1,235,384
Fifth Third Bancorp	149,775	4,130,795
First Horizon National Corp.	32,859	513,586
First Republic Bank	126,308	13,259,814
Huntington Bancshares, Inc.	194,853	2,807,832
JPMorgan Chase & Co.	727,340	75,905,202
KeyCorp	118,987	2,101,311
M&T Bank Corp.	31,456	5,443,775
PacWest Bancorp	12,584	516,196
Common Stocks (continued)
Issuer	Shares	Value ($)
People’s United Financial, Inc.	22,913	406,935
PNC Financial Services Group, Inc. (The)	242,428	30,550,777
Prosperity Bancshares, Inc.	809	60,230
Regions Financial Corp.	187,155	3,069,342
SunTrust Banks, Inc.	43,293	2,808,417
U.S. Bancorp	186,057	9,617,286
Wells Fargo & Co.	750,006	37,417,799
Zions Bancorp	38,037	1,943,691
Total		301,370,001
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	312,084	16,378,168
BlackRock, Inc.	16,809	7,450,085
CME Group, Inc.	48,574	8,836,096
Franklin Resources, Inc.	41	1,337
Goldman Sachs Group, Inc. (The)	51,917	10,212,074
Invesco Ltd.	62,458	1,208,562
Janus Henderson Group PLC	19,821	485,615
Morgan Stanley	540,051	22,671,341
State Street Corp.	15,446	1,110,104
T. Rowe Price Group, Inc.	47,735	4,794,026
Total		73,147,408
Consumer Finance 1.4%
Ally Financial, Inc.	109,579	2,968,495
Capital One Financial Corp.	72,300	6,042,834
Discover Financial Services	395,977	28,355,913
Santander Consumer U.S.A. Holdings, Inc.	39,693	815,294
Synchrony Financial	29,841	973,115
Total		39,155,651
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	256,271	51,587,353
Jefferies Financial Group, Inc.	26,738	541,979
Voya Financial, Inc.	10,144	512,982
Total		52,642,314
Insurance 6.3%
Aflac, Inc.	80,744	3,967,760
Alleghany Corp.	1,411	907,217
Allstate Corp. (The)	36,638	3,457,894
American Financial Group, Inc.	11,627	1,158,747

Multi-Manager Value Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
American International Group, Inc.	646,994	27,950,141
Arch Capital Group Ltd.(a)	42,603	1,391,840
Assurant, Inc.	7,430	765,216
Athene Holding Ltd., Class A(a)	10,089	449,465
Axis Capital Holdings Ltd.	4,548	259,554
Brighthouse Financial, Inc.(a)	115,490	4,471,773
Chubb Ltd.	123,097	16,482,688
CNA Financial Corp.	3,492	150,924
Everest Re Group Ltd.	5,234	1,183,460
Hartford Financial Services Group, Inc. (The)	403,321	19,907,925
Lincoln National Corp.	27,230	1,702,420
Loews Corp.	274,241	13,059,356
Marsh & McLennan Companies, Inc.	321,307	29,887,977
MetLife, Inc.	739,428	33,414,751
Old Republic International Corp.	30,132	628,554
Principal Financial Group, Inc.	142,738	7,513,728
Prudential Financial, Inc.	28,888	2,768,915
Reinsurance Group of America, Inc.	8,767	1,266,744
RenaissanceRe Holdings Ltd.	4,218	620,257
Travelers Companies, Inc. (The)	39,287	5,221,635
Unum Group	29,932	1,118,259
WR Berkley Corp.	13,774	1,152,333
Total		180,859,533
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	35,013	438,013
Total Financials		647,612,920
Health Care 13.8%
Biotechnology 0.5%
Gilead Sciences, Inc.	201,400	13,095,028
United Therapeutics Corp.(a)	5,457	689,165
Total		13,784,193
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	759,330	58,939,195
Baxter International, Inc.	86,472	6,462,053
Danaher Corp.	63,364	8,048,495
Dentsply Sirona, Inc.	13,803	576,413
Medtronic PLC	482,934	43,705,527
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	8,980	1,086,221
Zimmer Biomet Holdings, Inc.	11,999	1,489,316
Total		120,307,220
Health Care Providers & Services 2.2%
Anthem, Inc.	43,806	13,173,778
Cardinal Health, Inc.	43,406	2,358,682
Centene Corp.(a)	67,336	4,100,089
Cigna Corp.	52,768	9,204,850
CVS Health Corp.	209,560	12,118,855
DaVita, Inc.(a)	39,208	2,230,935
Humana, Inc.	18,292	5,213,952
Laboratory Corp. of America Holdings(a)	26,634	3,948,224
McKesson Corp.	19,940	2,535,570
Quest Diagnostics, Inc.	31,765	2,749,261
UnitedHealth Group, Inc.	16,946	4,104,660
Universal Health Services, Inc., Class B	20,507	2,846,987
Total		64,585,843
Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A(a)	1,423	385,491
IQVIA Holdings, Inc.(a)	17,206	2,410,561
PerkinElmer, Inc.	3,531	332,479
Syneos Health, Inc.(a)	202	8,437
Thermo Fisher Scientific, Inc.	107,939	28,017,726
Total		31,154,694
Pharmaceuticals 5.8%
Allergan PLC	17,109	2,356,080
Bristol-Myers Squibb Co.	130,958	6,765,290
Eli Lilly & Co.	72,850	9,200,226
Jazz Pharmaceuticals PLC(a)	3,794	531,274
Johnson & Johnson	247,372	33,800,910
Merck & Co., Inc.	296,811	24,127,766
Mylan NV(a)	110,994	2,929,132
Perrigo Co. PLC	19,961	972,101
Pfizer, Inc.	2,029,822	87,992,784
Total		168,675,563
Total Health Care		398,507,513

4	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.3%
Aerospace & Defense 2.9%
Arconic, Inc.	65,267	1,206,787
Boeing Co. (The)	23,382	10,287,145
General Dynamics Corp.	72,019	12,259,074
L3 Technologies, Inc.	13,602	2,880,224
Lockheed Martin Corp.	56,434	17,461,244
Textron, Inc.	61,754	3,353,242
United Technologies Corp.	280,936	35,305,227
Total		82,752,943
Air Freight & Logistics 0.2%
FedEx Corp.	34,108	6,173,548
XPO Logistics, Inc.(a)	22,812	1,148,584
Total		7,322,132
Airlines 1.1%
Alaska Air Group, Inc.	16,196	999,293
Delta Air Lines, Inc.	109,796	5,443,686
JetBlue Airways Corp.(a)	77,787	1,299,043
Southwest Airlines Co.	42,747	2,395,542
United Continental Holdings, Inc.(a)	236,303	20,749,766
Total		30,887,330
Building Products 0.2%
Fortune Brands Home & Security, Inc.	4,074	191,967
Johnson Controls International PLC	111,919	3,947,383
Owens Corning	29,428	1,469,340
USG Corp.	4,719	203,436
Total		5,812,126
Commercial Services & Supplies 0.5%
Republic Services, Inc.	60,889	4,775,524
Waste Management, Inc.	94,902	9,608,828
Total		14,384,352
Construction & Engineering 0.1%
AECOM (a)	18,481	572,172
Arcosa, Inc.	8,336	279,173
Fluor Corp.	33,614	1,263,886
Jacobs Engineering Group, Inc.	14,976	1,104,929
Quanta Services, Inc.	16,374	583,569
Total		3,803,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.2%
Eaton Corp. PLC	61,072	4,871,714
nVent Electric PLC	34,360	944,213
Sensata Technologies Holding(a)	10,277	521,352
Total		6,337,279
Industrial Conglomerates 1.6%
3M Co.	48,509	10,060,281
Carlisle Companies, Inc.	12,141	1,494,314
General Electric Co.	272,627	2,832,595
Honeywell International, Inc.	201,014	30,970,227
Total		45,357,417
Machinery 2.1%
AGCO Corp.	15,600	1,054,248
Cummins, Inc.	44,586	6,870,257
Dover Corp.	24,145	2,185,847
Ingersoll-Rand PLC	122,172	12,896,476
Oshkosh Corp.	14,452	1,124,510
PACCAR, Inc.	28,471	1,930,334
Parker-Hannifin Corp.	148,056	26,081,545
Pentair PLC	34,765	1,478,903
Snap-On, Inc.	11,198	1,791,680
Stanley Black & Decker, Inc.	32,876	4,353,769
Wabtec Corp.	7,308	535,384
Total		60,302,953
Professional Services 0.3%
ManpowerGroup, Inc.	14,288	1,203,764
Nielsen Holdings PLC	41,315	1,082,453
Verisk Analytics, Inc.(a)	39,924	5,047,591
Total		7,333,808
Road & Rail 1.1%
AMERCO	2,392	919,939
Genesee & Wyoming, Inc., Class A(a)	6,113	501,266
Kansas City Southern	22,859	2,483,402
Knight-Swift Transportation Holdings, Inc.	16,970	570,701
Norfolk Southern Corp.	40,728	7,302,530
Union Pacific Corp.	122,338	20,516,083
Total		32,293,921

Multi-Manager Value Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.0%
United Rentals, Inc.(a)	2,132	286,946
Total Industrials		296,874,936
Information Technology 12.1%
Communications Equipment 1.4%
Arris International PLC(a)	28,440	900,979
Cisco Systems, Inc.	754,673	39,069,421
Juniper Networks, Inc.	73,506	1,990,543
Total		41,960,943
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	22,915	1,826,325
Avnet, Inc.	15,432	671,138
Corning, Inc.	125,532	4,369,769
Dolby Laboratories, Inc., Class A	1,310	84,888
Flex Ltd.(a)	129,508	1,365,014
Jabil, Inc.	5,679	161,284
SYNNEX Corp.	1,746	171,318
TE Connectivity Ltd.	34,126	2,801,403
Total		11,451,139
IT Services 2.1%
Accenture PLC, Class A	34,078	5,499,508
Akamai Technologies, Inc.(a)	1,528	106,441
Amdocs Ltd.	27,401	1,522,674
Automatic Data Processing, Inc.	60,210	9,213,936
DXC Technology Co.	47,855	3,151,730
Fidelity National Information Services, Inc.	40,469	4,376,722
International Business Machines Corp.	92,538	12,782,274
Leidos Holdings, Inc.	23,948	1,546,801
Worldpay, Inc., Class A(a)	226,105	21,660,859
Total		59,860,945
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	17,790	1,902,818
Broadcom, Inc.	39,859	10,975,574
Cypress Semiconductor Corp.	53,945	832,371
Intel Corp.	1,097,551	58,126,301
KLA-Tencor Corp.	79,558	9,188,153
Lam Research Corp.	52,210	9,193,659
Marvell Technology Group Ltd.	49,025	978,049
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.(a)	176,009	7,195,248
ON Semiconductor Corp.(a)	54,124	1,162,584
Qorvo, Inc.(a)	17,615	1,235,516
QUALCOMM, Inc.	2,283	121,889
Skyworks Solutions, Inc.	2,781	227,097
Texas Instruments, Inc.	291,629	30,848,516
Total		131,987,775
Software 2.0%
Microsoft Corp.	509,289	57,055,647
SS&C Technologies Holdings, Inc.	4,828	297,308
Total		57,352,955
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	214,521	37,144,311
Dell Technologies, Inc.(a)	1,780	99,360
Hewlett Packard Enterprise Co.	235,780	3,862,076
HP, Inc.	42,384	836,236
Western Digital Corp.	47,897	2,409,219
Xerox Corp.	54,283	1,677,345
Total		46,028,547
Total Information Technology		348,642,304
Materials 3.7%
Chemicals 2.5%
Air Products & Chemicals, Inc.	12,868	2,331,424
Albemarle Corp.	16,644	1,519,431
Ashland Global Holdings, Inc.	10,032	776,276
Axalta Coating Systems Ltd.(a)	425,254	11,367,039
Celanese Corp., Class A	1,497	153,128
CF Industries Holdings, Inc.	49,814	2,102,151
DowDuPont, Inc.	228,665	12,171,838
Eastman Chemical Co.	147,791	12,220,838
Huntsman Corp.	27,739	687,650
Linde PLC	115,718	20,046,986
LyondellBasell Industries NV, Class A	67,668	5,786,967
Mosaic Co. (The)	45,563	1,424,755
Valvoline, Inc.	37,563	705,809
Westlake Chemical Corp.	13,750	960,713
Total		72,255,005

6	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,146	1,905,419
Vulcan Materials Co.	15,417	1,718,379
Total		3,623,798
Containers & Packaging 0.5%
Ball Corp.	17,269	945,996
International Paper Co.	54,132	2,480,328
Packaging Corp. of America	24,092	2,302,954
Sonoco Products Co.	96,896	5,609,310
WestRock Co.	42,806	1,600,088
Total		12,938,676
Metals & Mining 0.6%
Alcoa Corp.(a)	40,822	1,204,249
Freeport-McMoRan, Inc.	218,143	2,814,045
Newmont Mining Corp.	100,553	3,430,868
Nucor Corp.	92,803	5,621,078
Reliance Steel & Aluminum Co.	16,453	1,468,430
Royal Gold, Inc.	3,882	343,208
Steel Dynamics, Inc.	59,208	2,209,642
Total		17,091,520
Total Materials		105,908,999
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.6%
Crown Castle International Corp.	37,285	4,427,594
Digital Realty Trust, Inc.	49,118	5,556,228
Public Storage	30,563	6,463,769
Total		16,447,591
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	14,832	738,040
Howard Hughes Corporation(a)	4,899	545,650
Jones Lang LaSalle, Inc.	11,681	1,928,767
Total		3,212,457
Total Real Estate		19,660,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.8%
Electric Utilities 0.9%
American Electric Power Co., Inc.	88,525	7,183,804
Eversource Energy	91,114	6,360,668
NextEra Energy, Inc.	36,726	6,894,205
Xcel Energy, Inc.	110,420	6,057,641
Total		26,496,318
Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	40,158	1,673,785
Vistra Energy Corp(a)	36,675	955,017
Total		2,628,802
Multi-Utilities 0.8%
Ameren Corp.	95,470	6,801,283
CMS Energy Corp.	112,357	6,112,221
Dominion Energy, Inc.	49,339	3,655,527
MDU Resources Group, Inc.	11,170	295,111
WEC Energy Group, Inc.	99,547	7,593,445
Total		24,457,587
Total Utilities		53,582,707
Total Common Stocks (Cost $2,442,923,741)		2,780,175,101

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares Russell 1000 Value ETF	60,376	7,447,379
Total Exchange-Traded Funds (Cost $7,055,623)		7,447,379

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 2.523%(b),(c)	80,104,700	80,096,690
Total Money Market Funds (Cost $80,096,690)		80,096,690
Total Investments in Securities (Cost: $2,530,076,054)		2,867,719,170
Other Assets & Liabilities, Net		14,645,720
Net Assets		2,882,364,890

Multi-Manager Value Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	69,386,739	305,151,585	(294,433,624)	80,104,700	(2,034)	(4,674)	823,823	80,096,690
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	244,069,849	—	—	—	244,069,849
Consumer Discretionary	215,291,642	—	—	—	215,291,642
Consumer Staples	206,771,903	—	—	—	206,771,903
Energy	243,252,280	—	—	—	243,252,280
Financials	647,612,920	—	—	—	647,612,920
Health Care	398,507,513	—	—	—	398,507,513
Industrials	296,874,936	—	—	—	296,874,936
Information Technology	348,642,304	—	—	—	348,642,304
Materials	105,908,999	—	—	—	105,908,999
Real Estate	19,660,048	—	—	—	19,660,048
Utilities	53,582,707	—	—	—	53,582,707
Total Common Stocks	2,780,175,101	—	—	—	2,780,175,101
Exchange-Traded Funds	7,447,379	—	—	—	7,447,379
Money Market Funds	—	—	—	80,096,690	80,096,690
Total Investments in Securities	2,787,622,480	—	—	80,096,690	2,867,719,170
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Multi-Manager Value Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 19.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	4.187%	4,000,000	3,901,368
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	5,000,000	5,013,933
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	11,495,000	11,606,859
Conn’s Receivables Funding LLC(a)
Subordinated Series 2018-A Class B
01/15/2023	4.650%	16,959,844	16,976,688
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	8,564,452	8,592,148
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	3,000,000	2,998,736
DT Auto Owner Trust(a)
Subordinated Series 2017-2A Class E
01/15/2024	6.030%	9,250,000	9,569,313
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	4,750,000	4,754,226
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.817%	10,000,000	9,999,470
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	10,000,000	10,061,594
Subordinated, Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,132,786
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	5,000,000	4,800,000
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d),(e)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	11,400,000
Ocwen Master Advance Receivables Trust(a),(d)
Series 2018-T1 Class DT1
08/15/2049	4.236%	2,500,000	2,500,075
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	10.011%	2,000,000	1,979,884
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.431%	2,000,000	1,990,948
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.501%	6,300,000	6,231,387
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	8.751%	3,750,000	3,601,549
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	11,477,000	11,561,307
Series 2019-1A Class B
04/15/2025	4.030%	8,000,000	8,008,647
Subordinated Series 2017-3A Class C
11/15/2023	5.210%	13,000,000	12,958,046
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,500,000	4,547,641
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	7,000,000	7,037,939
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	4.437%	10,725,000	10,660,446
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.537%	5,000,000	4,759,805
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.487%	4,000,000	3,980,020
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	9.287%	6,280,000	6,135,642
SoFi Consumer Loan Program LLC(a),(d),(e)
Series 2016-2 Class R
10/27/2025	0.000%	141,000	5,922,000
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	7	2,463,484
Series 2016-A Class RIO
01/25/2038	0.000%	6	1,447,803
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,397,689
Series 2016-B Class RC
04/25/2037	0.000%	3	826,645
Series 2017-A Class R
03/26/2040	0.000%	84,403	4,708,843
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(d)
Series 2018-T1 Class DT1
10/17/2050	4.500%	2,100,000	2,103,862
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%	10,255,000	10,340,501
Total Asset-Backed Securities — Non-Agency (Cost $227,987,696)			223,971,284

Commercial Mortgage-Backed Securities - Agency 0.2%

Government National Mortgage Association(g),(h)
Series 2017-100 Class IO
05/16/2059	0.808%	36,204,363	2,421,040
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,415,024)			2,421,040

Commercial Mortgage-Backed Securities - Non-Agency 18.0%

BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	5.439%	15,000,000	14,962,199
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.739%	10,000,000	9,950,342
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	5.389%	10,000,000	9,934,026
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	5.409%	7,250,000	7,263,676
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.739%	5,000,000	5,012,411
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.489%	5,803,000	5,821,220
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated, Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	6.230%	10,203,000	10,260,013
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	5,490,000	5,194,821
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	12,525,000	11,353,012
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	13,000,000	11,121,157
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% Floor 4.500% 03/15/2033	6.989%	12,487,500	12,503,221
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	12,500,000	11,538,790
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	5,000,000	4,766,523
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	12,100,000	12,376,447
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2015-UES Class E
09/05/2032	3.621%	16,880,000	16,715,982
Subordinated Series 2016-WIKI Class D
10/05/2031	4.009%	7,239,000	7,210,769
Subordinated Series 2016-WIKI Class E
10/05/2031	4.143%	15,000,000	14,755,115
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class E
07/11/2040	4.276%	10,000,000	9,163,254
Olympic Tower Mortgage Trust(a),(g)
Subordinated, Series 2017-OT Class D
05/10/2039	3.945%	8,940,000	8,532,949
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,798,934
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,025,112

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	6.310%	9,600,000	9,629,563
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $208,451,003)			210,889,536

Residential Mortgage-Backed Securities - Agency 103.8%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.411%	10,766,883	1,293,003
CMO Series 3957 Class WS
-1.0 x 1-month USD LIBOR + 6.550% Cap 6.550% 11/15/2041	4.061%	3,852,400	440,621
CMO Series 4057 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/15/2039	3.561%	105,891,074	6,247,309
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	4.211%	23,896,574	2,669,613
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.561%	2,930,432	481,707
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.611%	6,885,591	463,206
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.411%	2,419,695	453,287
CMO Series 4670 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/15/2047	3.611%	23,639,795	4,185,579
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	3.711%	21,912,910	4,153,195
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.481%	5,608,630	957,145
CMO STRIPS Series 312 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 09/15/2043	3.461%	5,136,558	874,249
Federal Home Loan Mortgage Corp.(h)
CMO Series 4098 Class AI
05/15/2039	3.500%	8,531,375	779,756
CMO Series 4121 Class IA
01/15/2041	3.500%	1,326,737	155,778
CMO Series 4213 Class DI
06/15/2038	3.500%	5,641,189	439,468
CMO Series 4215 Class IL
07/15/2041	3.500%	6,605,725	713,840
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	6,609,006	1,611,350
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.389%	4,233,846	180,470
Federal National Mortgage Association(i)
03/13/2049	3.500%	449,200,000	449,410,563
03/13/2049	4.000%	220,000,000	224,292,578
03/13/2049	5.000%	325,000,000	340,807,259
Federal National Mortgage Association(h)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	3,515,817	424,049
CMO Series 2012-152 Class EI
07/25/2031	3.000%	9,510,282	813,665
CMO Series 2012-96 Class CI
04/25/2039	3.500%	3,274,891	295,211
CMO Series 2013-117 Class AI
04/25/2036	3.500%	1,991,026	67,841
CMO Series 2013-118 Class AI
09/25/2038	4.000%	2,792,927	165,419
CMO Series 2013-31 Class IH
02/25/2043	3.500%	7,087,915	937,305

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.410%	4,215,775	772,545
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.610%	1,917,033	154,526
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.660%	2,872,349	478,210
CMO Series 2015-8 Class AS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/25/2045	3.610%	18,858,115	3,527,652
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.510%	4,013,716	746,908
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.510%	25,051,941	4,422,226
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	3.610%	18,740,351	3,482,815
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.660%	35,747,515	6,622,563
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.660%	19,636,807	3,625,783
Federal National Mortgage Association(g),(h)
CMO Series 2016-62 Class AS
09/25/2046	1.447%	14,552,698	550,501
Government National Mortgage Association(i)
03/21/2049	4.500%	40,000,000	41,393,750
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	9,868,599	1,605,635
Government National Mortgage Association(b),(h)
CMO Series 2015-144 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2045	3.715%	3,280,269	573,633
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.715%	43,920,553	7,182,908
CMO Series 2017-101 Class SL
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.715%	21,538,687	3,608,456
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.715%	26,582,994	4,749,637
CMO Series 2017-167 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.715%	34,279,354	5,512,792
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.715%	21,113,439	4,314,052
CMO Series 2018-125 Class CS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.765%	45,350,995	7,089,617
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.665%	24,893,135	3,880,720
CMO Series 2018-168 Class KS
1-month USD LIBOR + 6.150% Cap 6.150% 12/20/2048	3.665%	52,350,363	8,457,976

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.715%	18,826,938	3,265,007
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.715%	20,845,763	3,753,290
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.715%	26,268,699	4,345,473
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.715%	21,521,748	3,860,735
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.715%	17,385,114	3,309,637
CMO Series 2019-1 Class SG
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.565%	50,855,306	9,570,282
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	3.615%	71,621,371	12,317,773
CMO Series 2019-6 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	3.615%	59,545,329	9,333,653
Government National Mortgage Association(b),(d),(h)
CMO Series 2019-23 Class NS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.540%	50,000,000	8,090,000
Total Residential Mortgage-Backed Securities - Agency (Cost $1,213,134,695)			1,213,912,221

Residential Mortgage-Backed Securities - Non-Agency 44.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,104,939	2,114,897
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	759,926	762,157
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	4,989,420
CMO Series 2018-2 Class M1
07/27/2048	4.343%	9,984,000	9,984,622
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	7,018,250
CMO Series 2019-1 Class M1
11/25/2048	4.500%	9,000,000	9,027,219
Angel Oak Mortgage Trust I LLC(a),(d),(g)
CMO Series 2018-1 Class M1
04/27/2048	4.100%	9,962,000	9,912,190
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,329,456
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	8,560,935	8,665,695
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	7,328,478	7,350,464
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,581,962
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	6,965,965	6,981,738
Bayview Opportunity Master Fund Trust IVb(a),(d)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	5,400,000	5,401,080
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.146%	902,856	904,244
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.090%	20,210,000	20,096,830
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.340%	6,500,000	6,490,112
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A2
12/01/2065	5.000%	7,500,000	7,411,723

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.240%	2,000,000	2,010,549
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	5.990%	4,350,000	4,376,423
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.219%	623,661	623,153
CMO Series 2014-11 Class 5A2
11/25/2036	5.255%	1,332,269	1,331,688
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,894,450	3,788,501
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	36,087,637	721,746
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	5,579,455	27,897
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	3,000,000	2,969,188
CMO Series 2018-4 Class M1
12/28/2048	4.716%	3,900,000	3,996,460
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	1,996,016
CMO Series 2018-2A Class M1
04/25/2058	4.375%	6,500,000	6,520,129
Subordinated, CMO Series 2018-3A Class B1
08/25/2058	5.007%	6,000,000	6,040,256
Subordinated, CMO Series 2018-4A Class B1
10/25/2058	5.535%	12,000,000	12,340,462
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,932,687
CMO Series 2018-1A Class M1
12/25/2057	3.939%	2,000,000	1,999,281
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2017-1 Class M1
10/25/2047	4.077%	6,568,000	6,575,217
Ellington Financial Mortgage Trust(a),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	6,475,000	6,539,750
GCAT LLC(a)
CMO Series 2018-1 Class A1
06/25/2048	3.844%	16,625,471	16,525,284
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	10,871,124	10,772,152
Homeward Opportunities Fund I Trust(a)
CMO Subordinated Series 2018-1 Class B1
06/25/2048	5.295%	7,000,000	6,971,399
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,395,916
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,726,030
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	8,842,060	8,850,326
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	16,108,465	16,155,534
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	8,419,039	8,543,587
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	11,552,991	11,587,402
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,644,742	6,645,840
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,898,498	1,904,281
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.302%	11,372,330	466,700
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class M1
11/25/2048	4.621%	4,500,000	4,457,887
New Residential Mortgage Loan Trust(a),(d),(g)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	10,000,000	9,999,998
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	7,483,707	7,454,676
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	1,927,104	1,925,450
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.740%	794,504	795,899
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.340%	10,879,000	10,888,528

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.140%	19,000,000	19,041,511
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	12,000,000	11,947,200
CMO Series 2018-2A Class A2
08/25/2023	5.000%	6,788,000	6,568,748
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,971,200
PRPM LLC(a),(g)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	6,766,233	6,798,438
CMO Series 2019-1A Class A2
01/25/2024	5.000%	20,000,000	19,256,000
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	7,000,000	6,990,058
RCO Mortgage LLC(a),(g)
CMO Series 2017-1 Class A2
08/25/2022	5.125%	8,100,000	8,104,564
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class M1
12/26/2053	5.101%	5,835,000	5,812,920
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	8,418,028	8,400,229
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,806,466	3,796,982
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	3,000,000	3,004,855
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	6,900,000	6,884,130
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1B
09/25/2048	4.557%	12,500,000	12,426,250
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1B
09/25/2048	4.262%	16,000,000	15,719,819
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(g)
CMO Series 2018-NPL9 Class A1B
10/25/2048	4.949%	7,000,000	6,991,914
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1B
01/25/2049	4.826%	19,000,000	19,013,300
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	6,200,000	6,047,280
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	801,834	807,278
Subordinated, CMO Series 2018-3 Class M1
10/25/2058	4.595%	6,000,000	6,076,765
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A3
10/25/2058	4.705%	6,106,732	6,152,942
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $519,146,428)			519,690,734

Options Purchased Calls 0.1%
Value ($)
(Cost $1,493,750)	1,358,545

Options Purchased Puts 0.3%

(Cost $5,128,750)	2,823,040

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(j),(k)	21,513,089	21,510,938
Total Money Market Funds (Cost $21,510,938)		21,510,938
Total Investments in Securities (Cost: $2,199,268,284)		2,196,577,338
Other Assets & Liabilities, Net		(1,027,388,279)
Net Assets		1,169,189,059

At February 28, 2019, securities and/or cash totaling $8,829,422 were pledged as collateral.
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,558	06/2019	USD	556,076,000	—	(1,129,811)
U.S. Treasury 5-Year Note	653	06/2019	USD	74,809,313	—	(78,039)
Total					—	(1,207,850)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Eurodollar 90-Day	(6,950)	12/2019	USD	(1,691,630,000)	—	(1,777,512)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000,000	200,000,000	2.50	06/19/2019	1,050,000	771,620
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	250,000,000	250,000,000	2.50	05/14/2019	443,750	586,925
Total							1,493,750	1,358,545

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	550,000,000	550,000,000	3.25	01/21/2020	5,128,750	2,823,040

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,000,000,000)	(1,000,000,000)	2.40	5/28/2019	(1,550,000)	(1,247,000)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	664,920	(5,000)	829,718	—	—	(169,798)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	664,920	(5,000)	955,621	—	—	(295,701)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	14,000,000	818,104	(4,667)	930,590	—	—	(117,153)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	16,000,000	709,248	(5,334)	1,028,747	—	—	(324,833)
Total							2,857,192	(20,001)	3,744,676	—	—	(907,485)

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	53,900,000	(961,405)	—	—	—	(961,405)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	3.993	USD	2,000,000	(79,432)	667	—	(164,341)	85,576	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.993	USD	2,550,000	(101,275)	850	—	(240,754)	140,329	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.993	USD	5,000,000	(198,580)	1,667	—	(309,913)	113,000	—
Total								(379,287)	3,184	—	(715,008)	338,905	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $954,551,554, which represents 81.64% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $28,044,464, which represents 2.40% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	20,207,881	646,757,465	(645,452,257)	21,513,089	(5,114)	(2,021)	674,087	21,510,938
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
10	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	185,400,883	38,570,401	—	223,971,284
Commercial Mortgage-Backed Securities - Agency	—	2,421,040	—	—	2,421,040
Commercial Mortgage-Backed Securities - Non-Agency	—	210,889,536	—	—	210,889,536
Residential Mortgage-Backed Securities - Agency	—	1,205,822,221	8,090,000	—	1,213,912,221
Residential Mortgage-Backed Securities - Non-Agency	—	463,112,344	56,578,390	—	519,690,734
Options Purchased Calls	—	1,358,545	—	—	1,358,545
Options Purchased Puts	—	2,823,040	—	—	2,823,040
Money Market Funds	—	—	—	21,510,938	21,510,938
Total Investments in Securities	—	2,071,827,609	103,238,791	21,510,938	2,196,577,338
Investments in Derivatives
Asset
Swap Contracts	—	338,905	—	—	338,905
Liability
Futures Contracts	(2,985,362)	—	—	—	(2,985,362)
Options Contracts Written	—	(1,247,000)	—	—	(1,247,000)
Swap Contracts	—	(1,868,890)	—	—	(1,868,890)
Total	(2,985,362)	2,069,050,624	103,238,791	21,510,938	2,190,814,991
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Asset-Backed Securities — Non-Agency	10,617,083	37,341	—	(641,188)	15,665,665	—	12,891,500	—	38,570,401
Commercial Mortgage-Backed Securities — Agency	10,010,000	—	—	—	—	—	—	(10,010,000)	—
Residential Mortgage-Backed Securities — Agency	—	(14,750)	—	42,250	8,062,500	—	—	—	8,090,000
Residential Mortgage-Backed Securities — Non-Agency	13,880,015	1	14,110	400,109	56,164,171	(1,485,814)	—	(12,394,202)	56,578,390
Total	34,507,098	22,592	14,110	(198,829)	79,892,336	(1,485,814)	12,891,500	(22,404,202)	103,238,791
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2019 was $(184,717), which is comprised of Asset-Backed Securities — Non-Agency of $(641,188), Residential Mortgage-Backed Securities — Agency of $42,250 and Residential Mortgage-Backed Securities — Non-Agency of $414,221.
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
12	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date April 22, 2019